GREAT-WEST SMART TRACKSM VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

This Prospectus describes the Great-West Smart TrackSM variable annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible individuals in all jurisdictions except New York.

When you contribute money to the Great-West Smart TrackSM variable annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (“Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.

Investment Segment Portfolios:

Alger Small Cap Growth Portfolio – Class I-2

American Century VP Inflation Protection Class II

American Century VP Mid Cap Value Class II

Columbia Variable Portfolio Small Cap Value Fund – Class 2

Delaware VIP Emerging Markets Series – Service Shares

Delaware VIP REIT Series – Service Shares

Delaware VIP Small Cap Value Series Service

Dreyfus Investment Portfolios Technology Growth Portfolio – Service Shares

Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares

Dreyfus Variable Investment Fund International Value Portfolio – Service Shares

DWS Capital Growth VIP – Class B

DWS Global Small Cap Growth VIP – Class B

DWS Dreman Small Mid Cap Value VIP – Class B

DWS Large Cap Value VIP – Class B

Invesco VI Core Equity Fund Series II

Invesco VI Global Real Estate Fund Series II

Invesco VI International Growth Fund Series II

Invesco VI Small Cap Equity Fund Series II

The date of this Prospectus is December 30, 2011.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Invesco Van Kampen V.I. Growth and Income Fund Series II

Janus Aspen Balanced Portfolio (Service Shares)

Janus Aspen Flexible Bond Portfolio (Service Shares)

Janus Aspen Overseas Portfolio (Service Shares)

Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares)

Lazard Retirement US Small-Mid Cap Equity Portfolio – Service Shares

Maxim Ariel MidCap Value Portfolio (Initial Class)

Maxim Bond Index Portfolio (Initial Class)

Maxim Federated Bond Portfolio (Initial Class)

Maxim International Index Portfolio (Initial Class)

Maxim Index 600 Portfolio (Initial Class)

Maxim Invesco ADR Portfolio (Initial Class)

Maxim Loomis Sayles Bond Portfolio (Initial Class)

Maxim Loomis Sayles Small-Cap Value Portfolio (Initial Class)

Maxim MFS International Growth Portfolio (Initial Class)

Maxim Money Market Portfolio

Maxim Putnam High Yield Bond Portfolio (Initial Class)

Maxim S&P 500® Index Portfolio (Initial Class)

Maxim S&P Midcap 400® Index Portfolio (Initial Class)

Maxim Short Duration Bond Portfolio (Initial Class)

Maxim Stock Index Portfolio (Initial Class)

Maxim Templeton Global Bond Portfolio (Initial Class)

Maxim T. Rowe Price MidCap Growth Portfolio (Initial Class)

Maxim U.S. Government Mortgage Securities Portfolio (Initial Class)

Maxim Aggressive Profile I Portfolio (Initial Class)

Maxim Moderately Aggressive Profile I Portfolio (Initial Class)

Maxim Moderate Profile I Portfolio (Initial Class)

Maxim Moderately Conservative Profile I Portfolio (Initial Class)

Maxim Conservative Profile I Portfolio (Initial Class)

Maxim Lifetime 2015 Portfolio II (Class T)

Maxim Lifetime 2025 Portfolio II (Class T)

Maxim Lifetime 2035 Portfolio II (Class T)

Maxim Lifetime 2045 Portfolio II (Class T)

Maxim Lifetime 2055 Portfolio II (Class T)

Neuberger Berman AMT Social Responsive Portfolio – Class S

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Advisor Class

PIMCO VIT Low Duration Portfolio – Institutional Class

PIMCO VIT Real Return Portfolio – Advisor Class

PIMCO VIT Total Return Portfolio – Advisor Class

Putnam VT American Government Inc Fund (Class IB)

Putnam VT Capital Opportunities Fund (Class IB)

Putnam VT International Growth Fund (Class IB)

Putnam VT Voyager Fund (Class IB)

T. Rowe Price VIP Health Sciences Portfolio Class II

The Universal Institutional Funds Mid Cap Growth Portfolio Class II

Van Eck VIP Global Hard Assets Fund (Class S)

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Income Segment Covered Fund(s) (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):

Maxim SecureFoundationSM Balanced Portfolio – Class L

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Great-West Smart TrackSM variable annuity, including a description of the material rights and obligations under the Contract. Your Contract, riders and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract, riders and endorsements, which reflect the agreement between you and Great-West. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated December 30, 2011 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Operations Resource Center at the address or phone number listed on page B-1 of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Operations Resource Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange – A provision of the Code that allows for the tax-free exchange of certain types of insurance contracts.

10 Year Treasury Yield (10YR) – The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.

Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.

Accumulation Unit – an accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who is recognized by a Decree as having a right to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant must be the Owner. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account – An account established by us in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Great-West Smart TrackSM Variable Annuity Structure

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Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increased and decrease accordingly.

Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 91st birthday if no Payout Election Date has been established. The Annuity Commencement Date may be changed by the Owner prior to the Annuity Commencement Date or it may be changed by the Beneficiary upon death of an Owner only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan – A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.

Benefit Base – The amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any Income Segment Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. Each Covered Fund will have its own Benefit Base.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. In the event that a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contributions – The amount of money you invest or deposit into your annuity.

Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Maxim SecureFoundationSM Balanced Portfolio – Class L

•	Any other Portfolio approved by Great-West for the GLWB

Covered Fund Value – The aggregate market value of each Covered Fund.

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Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments will continue until the death of the second life. The Covered Person(s) must be a natural person and the Owner. A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner (if permitted); or (ii) the 100% primary beneficiary under the Contract.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that is accepted and approved by Great-West, except as otherwise agreed.

Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account.

Excess Withdrawal – An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base.

Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider.

Guaranteed Annual Withdrawal (GAW) – The annualized withdrawal amount that is guaranteed for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit GLWB Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment.

GLWB Rider Contributions – Owner directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating Contributions to the Covered Fund(s).

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GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.

Income Segment – Assets allocated to the Sub-Account associated with the optional GLWB Rider attached to the Contract.

Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account.

Investment Segment – Assets allocated to the Sub-Account not associated with the optional GLWB Rider attached to the Contract.

Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the Investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Calculation – The calculation used to determine the GAW% on the Initial Installment Date.

Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Interest Rate Reset – During the GAW Phase, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.

Joint Withdrawal Adjustment – The GAW% multiplied by 0.90, if there are two Covered Persons.

Non-Qualified Annuity Contract – an annuity Contract which is not intended to satisfy the requirements of Section 408(b) of the Code. This Contract may be issued as a Non-Qualified Annuity Contract.

Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. The Joint Owner must be the Spouse of the Owner as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted.

Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) of the Code. This Contract may be issued as a Qualified Annuity Contract.

Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur no later than the Annuitant’s 91st birthday.

Portfolio – A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax – A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Ratchet – An increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year.

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Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West received by the Retirement Operations Resource Center from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.

Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person legally married to another person under applicable federal law. The Federal Defense of Marriage Act does not recognize civil unions or same-sex marriages that may be allowed under state law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Transfer Charge	None

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None

Series Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.25%
Option 2: Guaranteed Minimum Death Benefit	0.45%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and no optional GLWB Rider selected) as a percentage of average Account Value	0.45%
Optional GLWB Rider Fee Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly, as a percentage of the current Covered Fund Value)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current)	1.00%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Account Value	1.95%
Current Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Account Value	1.45%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)[1]	0.46	1.70	[2]

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 Eleven of the Portfolios (the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios) and one Covered Fund (Maxim SecureFoundation Balanced Portfolio) are “fund of funds” that invest substantially all of their assets in shares of other Maxim Series Fund Portfolios, portfolios in the same group of investment companies as the Maxim Series Fund and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Maxim Profile Portfolios,, Maxim Lifetime Asset Allocation Portfolios, and Maxim SecureFoundation Balanced Portfolio also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios, the Maxim Lifetime Asset Allocation Portfolios, and Maxim SecureFoundation Balanced Portfolio as a result of their investment in shares of one or more Underlying Portfolios.

2 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example below assumes that you invest $10,000 in the Investment Segment of the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$215.00	$696.65	$1,254.24	$3,044.22

(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$215.00	$696.65	$1,254.24	$3,044.22

(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$215.00	$696.65	$1,254.24	$3,044.22

The Example below assumes that you invest $10,000 in the Income Segment of the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current GLWB Rider fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$288.00	$926.67	$1,656.91	$3,954.83

(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$288.00	$926.67	$1,656.91	$3,954.83

(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$288.00	$926.67	$1,656.91	$3,954.83

The Example below assumes that you invest $10,000 in the Income Segment of the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum GLWB Rider fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$238.00	$769.48	$1,382.35	$3,337.45

(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$238.00	$769.48	$1,382.35	$3,337.45

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(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$238.00	$769.48	$1,382.35	$3,337.45

These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus.

Condensed Financial Information

Because the Contracts are new, we have no condensed Sub-Account financial information to report. In the future we will provide a table that shows selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account.

Summary

The Great-West Smart TrackSM variable annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

How to contact the Retirement Operations Resource Center

Retirement Operations Resource Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

How to Invest

You may purchase the Great-West Smart TrackSM variable annuity through a 1035 Exchange of another insurance contract.

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions.

Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Great-West Smart TrackSM variable annuity.

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Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction, except that in some states during your Right of Cancellation Period your payment will be allocated to the Maxim Money Market Sub-Account.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this prospectus. See your contract for specific variations because any such state variations will be included in your contract or in riders or endorsements attached to your contract.

Payout Options

The Great-West Smart TrackSM variable annuity offers three payout options - (1) periodic withdrawals, (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page 29.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.25%. If you choose Death Benefit option 2, this charge will be 0.45%.

This summary highlights some of the more significant aspects of the Great-West Smart TrackSM variable annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian

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holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado laws on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

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Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Fund available under the Income Segment:

The Alger Portfolios, Inc. – advised by Fred Alger Management, Inc. of New York City, New York.

Alger Small Cap Growth Portfolio – Class I-2 seeks long term capital appreciation.

American Century Variable Portfolios, Inc. – advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Inflation Protection Class II seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Class II seeks long-term capital growth. Income is a secondary objective.

Columbia Funds – advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Variable Portfolio Small Cap Value Fund – Class 2 seeks long term capital appreciation.

Delaware VIP Trust – The Series is managed by Delaware Management Company of Philadelphia Pennsylvania.

Delaware VIP Emerging Markets Series – Service Shares seeks long term capital appreciation.

Delaware VIP REIT Series – Service Shares seeks maximum long-term total return, with capital appreciation as a secondary objective.

Delaware VIP Small Cap Value Series Service shares seeks capital appreciation.

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios Technology Growth Portfolio – Service Shares seeks capital appreciation.

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation of New York, New York.

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Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Variable Investment Fund International Value Portfolio – Service Shares seeks long term capital growth.

DWS Variable Series I – advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP – Class B seeks to provide long-term growth of capital.

DWS Global Small Cap Growth VIP – Class B seeks above-average capital appreciation over the long term.

DWS Variable Series II – advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Dreman Small Mid Cap Value VIP – Class B seeks long-term capital appreciation.

DWS Large Cap Value VIP – Class B seeks to achieve a high rate of total return.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco VI Core Equity Fund Series II seeks long-term growth of capital.

Invesco VI Global Real Estate Fund Series II seeks total return through growth of capital and current income.

Invesco VI International Growth Fund Series II seeks long-term growth of capital.

Invesco VI Small Cap Equity Fund Series II seeks long-term growth of capital.

Invesco Van Kampen V.I. Growth and Income Fund Series II seeks long-term growth of capital and income.

Janus Aspen Series – advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.

Janus Aspen Overseas Portfolio seeks long-term growth of capital.

Janus Aspen Perkins Mid Cap Value Portfolio seeks capital appreciation.

Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement US Small-Mid Cap Equity Portfolio – Service Shares seeks long-term capital appreciation.

Maxim Series Fund – advised by GW Capital Management, LLC, doing business as Maxim Capital Management, LLC of Greenwood Village, Colorado.

Maxim Ariel MidCap Value Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Bond Index Portfolio (Initial Class) seeks investment results, before fees, that track the total return of the fixed income securities that comprise the Barclays Capital Aggregate Bond Index.

Maxim Federated Bond Portfolio (Initial Class) seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

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Maxim Index 600 Portfolio (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Index: Standard’s & Poor’s SmallCap 600® Stock Index.

Maxim International Index Portfolio (Initial Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.

Maxim Invesco ADR Portfolio (Initial Class) seeks high total return through capital appreciation and current income while reducing risk through diversification.

Maxim Loomis Sayles Bond Portfolio (Initial Class) seeks high total investment return through a combination of current income and capital appreciation.

Maxim Loomis Sayles Small-Cap Value Portfolio (Initial Class) seeks long-term capital growth.

Maxim MFS International Growth Portfolio (Initial Class) seeks long-term growth of capital.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Portfolio.

Maxim Putnam High Yield Bond Portfolio (Initial Class) seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Maxim S&P 500 Index Portfolio (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index.

Maxim S&P Midcap 400® Index Portfolio (Initial Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index.

Maxim Short Duration Bond Portfolio (Initial Class) seeks maximum total return that is consistent with preservation of capital and liquidity.

Maxim Stock Index Portfolio (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Indexes: Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400® Index, weighted according to their respective pro-rata share of the market.3

Maxim Templeton Global Bond Portfolio (Initial Class) seeks current income with capital appreciation and growth of income.

Maxim T. Rowe Price MidCap Growth Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim U.S. Government Mortgage Securities Portfolio (Initial Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

3 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolios that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

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Maxim Aggressive Profile I Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Moderately Aggressive Profile I Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Moderate Profile I Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Moderately Conservative Profile I Portfolio (Initial Class) seeks capital appreciation.

Maxim Conservative Profile I Portfolio (Initial Class) seeks capital preservation.

Maxim Lifetime Asset Allocation Portfolios

Maxim Lifetime 2015 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.

Maxim Lifetime 2025 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.

Maxim Lifetime 2035 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.

Maxim Lifetime 2045 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.

Maxim Lifetime 2055 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Management LLC of New York, New York.

Neuberger Berman AMT Social Responsive Portfolio – Class S seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC of Newport Beach, California.

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Advisor Class seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Low Duration Portfolio – Institutional Class seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio – Advisor Class seeks maximum real return consistent with prudent investment management.

PIMCO VIT Total Return Portfolio – Advisor Class seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust – advised by Putnam Investments, LLC of Boston, Massachusetts.

Putnam VT American Government Inc Fund (Class IB) seeks high current income with preservation of capital as its secondary objective.

Putnam VT Capital Opportunities Fund (Class IB) seeks long-term growth of capital.

Putnam VT International Growth Fund (Class IB) seeks long-term capital appreciation.

Putnam VT Voyager Fund (Class IB) seeks capital appreciation.

T. Rowe Price Variable Insurance Portfolios – advised by T. Rowe Price Associates, Inc. of Baltimore, Maryland.

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T. Rowe Price VIP Health Sciences Portfolio Class II seeks long-term capital appreciation.

The Universal Institutional Funds, Inc. – advised by Morgan Stanley Investment Management Inc. of New York, New York.

The Universal Institutional Funds Mid Cap Growth Portfolio Class II seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Van Eck VIP Trust – advised by Van Eck Associates Corporation of New York New York.

Van Eck VIP Global Hard Assets Fund (Class S) seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

The investment objectives of the Covered Fund available under the Income Segment following is briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.”

Maxim Series Fund, Inc. – advised by GW Capital Management, LLC, doing business as Maxim Capital Management, LLC of Greenwood Village, Colorado.

Maxim SecureFoundationSM Balanced Portfolio seeks long-term capital appreciation and income.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Retirement Operations Resource Center. You may also visit www.greatwestsmarttrack.com

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

Great-West reserves the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

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Application and Initial Contributions

The first step to purchasing the Great-West Smart TrackSM variable annuity is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. Initial Contributions can be made by check (payable to Great-West), transferred from an eligible brokerage account or other method as approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart TrackSM variable annuity has a cash value of at least $10,000.

The Contract application and any initial contributions made by check should be sent to the Retirement Operations Resource Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start and Great-West will refund the greater of: 1) Contributions (less any withdrawals and distributions taken during the Right of Cancellation Period); or 2) the Annuity Account Value.

After the Right of Cancellation Period, the Annuity Account Value held in the Money Market Sub-Account will be allocated to the Sub-Accounts selected by the Owner. During the Right of Cancellation Period, the Owner may select among the Sub-Accounts but any selections made during the Right of Cancellation period will not take effect until the Right of Cancellation Period has expired.

After the Right of Cancellation Period, Contributions will be allocated to the Annuity Account in the proportion Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages but your changes will not be effective until after the Right of Cancellation period expires.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Election Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check, Automatic Bank Draft, transferred from your brokerage account or other method as approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Operations Resource Center Department at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

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If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge and/or quarterly Guaranteed Benefit Fee, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix A.

Transfers

While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Operations Resource Center or through the Internet at www.greatwestsmarttrack.com. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

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Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by the Retirement Operations Resource Center if received before 4:00 p.m. ET on a Business Day. Any Transfer request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

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For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts.

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The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from the Maxim Money Market Fund to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from the Maxim Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

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How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

   Average market value per unit $18.06

   Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired asset allocation. (The Income Segment Account Value is not eligible for the Rebalancer.) Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to the Retirement Resource Center or via the Internet at www.greatwestsmarttrack.com; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin. If you surrender your Contract, the GLWB Rider, if elected, will terminate.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the death benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your death benefit by 10%.

Numerical Example

Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = $36,000 ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

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Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the date annuity payouts begin;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract and GLWB Rider will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” on page 52.

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Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are currently permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.

Option 1 – The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.25% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•

the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.45% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page 31 of this Prospectus.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under

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these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Maxim Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Ownership

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.

In certain states the Contract permits You to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. Any change is subject to any payout or other action we have taken before receipt or processing of your ownership change Request. In these states, a change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” on page 51.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will

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terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

—	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
—	such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner of the Contract

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, the Owner will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at anytime, as provided in the Contract.

If a Contingent Annuitant was named by the Owner prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to your Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent

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Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1)

If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the death benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Maxim Money Market Fund;

(2)

If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect, not later than one year after the date of death, to receive the death benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Maxim Money Market Fund. If no election is received by Great-West from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The death benefit will be determined as of the date the payouts commence.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

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Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)

If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your death benefit on a pro-rata basis.

Numerical Example

Sum of Contract and GLWB Rider Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = $36,000 ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

The Benefit Base has no value and will not affect the Death Benefit.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at eligible broker/dealers that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.25%. We guarantee that this charge will never increase beyond 0.25%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.45%. We guarantee that this charge will never increase beyond 0.45%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

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Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Annuity Payout Period, you can choose to receive payouts in one of three ways—1) periodic withdrawals, 2) variable annuity payouts or 3) a single, lump-sum payment.

You may change the Payout Election Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

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In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts

¡	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or

¡

Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Investment Segment Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions to the Investment Segment. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59  1/2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page 27.

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Annuity Payouts From the Investment Segment

You can choose the date that you wish annuity payouts from the Investment Segment to start either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you do not select a payout start date, payouts will begin on the Annuitant’s 91st birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

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If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. The subsequent amount paid from each Sub-Account is determined by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Segment Only)

Once payouts start from the Investment Segment under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

Guaranteed Lifetime Withdrawal Benefit

When you purchase the Contract, you have the option of allocating Contributions under the GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating contributions to

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the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund(s) Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Covered Fund(s) Value, subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always equal the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee is 1.00% of the Covered Fund(s) Value held in the Income Segment. We reserve the right to change the Guarantee Benefit Fee at any time and for any reason upon thirty (30) days prior written notice to you, however, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund(s) Value. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only, we reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need the happening of any event before we may change the Guarantee Benefit Fee.

Any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.

If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Covered Fund(s)

The GLWB Rider only applies to Covered Funds approved by Great-West for use in the Income Segment. The approved Covered Fund is the Maxim SecureFoundationSM Balanced Portfolio—Class L, described in “The Portfolios” on page 15.

We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We will notify you whenever the Covered Fund(s) are changed. If a Covered Fund is closed by Great-West, you will maintain your Benefit Base and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract. Great-West shall complete the allocations between the Covered Fund(s) as disclosed in the notice as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.

Covered Fund Value

Your Covered Fund Value is the aggregate market value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guaranteed Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guaranteed Benefit Fee will be calculated based on your the Covered Fund Value as of the date the fee is deducted each quarter.

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The Benefit Base

The Benefit Base is separate from your Covered Fund(s) Value. It is not a cash value. Rather, your Benefit Base is used to calculate Installment Payments during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund(s) Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.

Each Covered Fund will have its own Benefit Base. A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.

•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a Contribution to a Covered Fund(s).

•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•

On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount.

A few things to keep in mind regarding the Benefit Base:

•

The Benefit Base is used for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•	It is important that you do not confuse your Benefit Base with the Covered Fund(s) Value.

•

During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s).

During the GLWB Accumulation Phase, you may make additional Contributions to the Covered Fund(s) in addition to your initial Contribution. Additional GLWB Rider Contributions may not be made after the GLWB Accumulation Phase ends. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund(s) Value.

We reserve the right to refuse additional GLWB Rider Contributions at any time and for any reason. Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.

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Annual Adjustments to Your Benefit Base

During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•	your current Benefit Base; or

•	your current Covered Fund(s) Value.

It is important to be aware that even though your Covered Fund(s) Value may increase throughout the year due to dividends, capital gains, or settlements from the underlying Covered Fund(s), the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund(s) Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.

It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any value over $5 million will be considered excess Covered Fund(s) Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund(s) Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund(s) Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund(s) Value will be categorized as Excess Withdrawals.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (IRA owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund(s) Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund(s) Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund(s) Value immediately after the Excess Withdrawal to the Covered Fund(s) Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution or Transfer during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund(s) Value. A Distribution occurs when money is paid to you. A Transfer is the movement of money from one Covered Fund to another Covered Fund. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

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Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

Excess Withdrawal amount: $10,000

Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

Fees Associated with the Covered Fund(s).

Neither the Guarantee Benefit Fee, the mortality and expense charge, nor any other fees or charges assessed to the Covered Fund(s) Value as directed by a financial advisor and as agreed to by Great-West shall be treated as an Excess Withdrawal. Additionally, you may make a withdrawal of up to 1.5% of the Covered Fund(s) Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% of the Covered Fund(s) Value, and the entire amount of the fees are withdrawn from the Covered Fund(s) Value, the amount withdrawn above the 1.5% limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above.

Note: The GLWB Rider does not require us to warn you or provide you with notice regarding potentially adverse consequences that may be associated with any withdrawals or other types of transactions involving your Covered Fund. You should carefully monitor your Covered Fund, any withdrawals from your Covered Fund, and any changes to your Benefit Base. You may contact us at 1-877-723-8723 for information about your Benefit Base.

Treatment of a Distribution During the GLWB Accumulation Phase.

At the time of any partial or periodic Distribution, if the Covered Person is 59 1/2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GLWB Withdrawal Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund(s) Value and your Benefit Base (as described above).

If the Covered Person is not yet 59 1/2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

In the case of a Nonqualified Contract, if an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund(s) Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless an election to continue the Contract is made by a Spouse Beneficiary as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable federal law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value In either situation, the Spouse Beneficiary shall become the sole Owner and the Ratchet Date will be the date when his or

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her GLWB Rider is established. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Value will be liquidated and will be transferred into the Maxim Money Market Sub-Account(s), or any other fund as approved by Great-West, and distributed to the non Spouse Beneficiary.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund(s) Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1/2.

In order to initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1/2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to establish the GAW%, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1/2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund(s) Value after the Excess Withdrawal to the previous Covered Fund(s) Value.

Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1/2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund(s) Value and Benefit Base. See GLWB Accumulation Phase for more information. No GLWB Rider Contributions may be made to the Covered Fund(s) on and after the Initial Installment Date, which is the date that GAWs begin. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your advisor before initiating the GLWB Withdrawal Phase to determine the most financially beneficial time for you to begin taking GAWs.

Calculation of Guaranteed Annual Withdrawals

It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the Election Date as it was during the GLWB Accumulation Phase.

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We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW%. See “Annual Review of Your GAW%” below.

It is important to note that Installments during the GAW Phase will reduce your Covered Fund(s) Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Calculation of Installment Amount.

The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10-year Treasury Yield as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person multiplied by the Joint Withdrawal Adjustment of 0.90.

The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the following schedule:

Guaranteed Annual Withdrawal % Table
10 yr T	59 1/2 - 64	65 - 69	70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%
7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%

For Joint Covered Persons, the same table is used and based on the age of the youngest Covered Person but an additional adjustment, the Joint Withdrawal Adjustment, of 0.90 is applied.

To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the table above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.

Numerical Examples of the Guaranteed Annual Withdrawal.

Scenario #1:	72 Year Old Single Covered Person
10YR = 5.42%

Benefit Base = $80,000
Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 6%; Column: 70+)
GAW = $4,840 ($80,000 x 6.05%)

Scenario #2:	68 Year Old Joint Covered Person with a 63 Year Old Spouse
10YR Rate = 6.44%

Benefit Base = $80,000
Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 7%; Column: 59 1/2 - 60)
Joint GAW% = 4.55% x 0.90 = 4.095% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $3,276 ($80,000 x 4.095%)

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Scenario #3:	60 Year Old Single Covered Person
10YR = 3.7%

Benefit Base = $80,000

Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59 1/2 - 60)

GAW = $2,400 ($80,000 x 3.0%)

Scenario #4:	71 Year Old Joint Covered Person with a 65 Year Old Spouse
10YR = 3.0%

Benefit Base = $80,000

Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)

Joint GAW% = 4.00% x 0.90 = 3.60% (Single GAW% x Joint Withdrawal Adjustment)

GAW = $2,880 ($80,000 x 3.6%)

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund(s) Value on a dollar-for-dollar basis.

Installment Frequency Options.

Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.

You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

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Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. (See - Effect of Excess Withdrawals During the GAW Phase described below).

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.

Annual Review of Your GAW%

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.

Interest Rate Reset. For an Interest Rate Reset, we will calculate the GAW by multiplying the Covered Fund(s) Value, subject to the Benefit Base cap, by the current 10YR and compare the result to the initial calculation to determine if it is higher than the previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.

Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.

Numerical Example #1:	When Interest Rate Reset is More Beneficial than Ratchet:

On Initial Installment Date:	71 Year Old Single Covered Person
Covered Fund Value = $108,000
Benefit Base = $120,000
10 YR on Initial Installment Date = 5.76% GAW% = 6.05% (See Guaranteed Annual Withdrawal % Table: Row: 5% - 6%; Column: 70+) GAW = $7,260 (GAW% of 6.05% x Benefit Base of $120,000)

On 5th Anniversary of Initial Installment Date:	Customer is now a 76 Year Old Single Covered Person
Covered Fund Value - $90,000
Current 10 YR = 7.41%

Interest Rate Reset:	• GAW% = 8.25% (See Guaranteed Annual Withdrawal % Table: Row: 7% - 8%; column: 70+)
• Interest Rate Reset Calculation = $7,425 (GAW% of 8.25%x Covered Fund Value of $90,000)
• Since Interest Rate Reset calculation of $7,425 is higher than current GAW of $7,260 then the new GAW = $7,425

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Ratchet:	• Ratchet Calculation = $5,445 (GAW% of 6.05% x Covered Fund of $90,000)
• Since Ratchet Calculation is lower than the current GAW of $7,260 then no Ratchet

Result:	• NEW GAW = $7,425
• NEW BENEFIT BASE = $90,000
• NEW GAW% = 8.25%

Numerical Example #2:	When Ratchet is More Beneficial than Interest Rate
Reset:

On Initial Installment Date:	71 Year Old Single Covered Person
Covered Fund Value = $108,000
Benefit Base = $120,000
10 YR on Initial Installment Date = 5.76%
GAW% = 6.05% (See Guaranteed Annual Withdrawal % Table: Row: 5% - 6%; Column: 70+)
GAW = $7,260 (GAW% of 6.05% x Benefit Base of $120,000)

On 5th Anniversary of Initial Installment Date:	Customer is now a 76 Year Old Single Covered Person
Covered Fund Value - $140,000
Current 10 YR = 3.98%

Interest Rate Reset:	• GAW% = 4.50% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 70+)
• Interest Rate Reset Calculation = $6,300 (GAW% of 4.50% x Covered Fund Value of $140,000)
• Since Interest Rate Reset calculation of $6,300 is lower than current GAW of $7,260 then the GAW = $7,260

Ratchet	• Ratchet Calculation = $8,470 (GAW% of 6.05% x Covered Fund Value of $140,000)
• Since Ratchet Value Calculation of $8,470 is higher than the current GAW of $7,260 then the new GAW = $8,470

Result:	• NEW GAW = $8,470
• NEW BENEFIT BASE = $140,000
• GAW% = 6.05% (no change)

Numerical Example #3:	Neither Ratchet nor Interest Rate Reset is beneficial:

On Initial Installment Date:	71 Year Old Single Covered Person
Covered Fund Value = $108,000
Benefit Base = $120,000
10 YR on Initial Installment Date = 5.76%
GAW% = 6.05% (See Guaranteed Annual Withdrawal % Table: Row: 5% - 6%; Column: 70+)
GAW = $7,260 (GAW% of 6.05% x Benefit Base of $120,000)

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On 5th Anniversary of Initial Installment Date:	Customer is now a 76 Year Old Single Covered Person
Covered Fund Value - $100,000
Current 10 YR = 4.54%

Interest Rate Reset:	• GAW% = 4.95% (See Guaranteed Annual Withdrawal % Table: Row: 4% - 5%; Column: 70+)
• Interest Rate Reset Calculation = $4,950 (GAW% of 4.95% x Covered Fund Value of $100,000)
• Since Interest Rate Reset calculation of $4,950 is lower than current GAW of $7,260 then the GAW = $7,260

Ratchet	• Ratchet Calculation = $6,050 (GAW% of 6.05% x Covered Fund Value of $100,000)
• Since Ratchet Value Calculation of $6,050 is lower than the current GAW of $7,260 then the GAW = $7,260

Result:	• No Change: GAW, Benefit Base and GAW% stay the same as prior year
• GAW = $7,260 (no change)
• BENEFIT BASE = $120,000 (no change)
• GAW% = 6.05% (no change)

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Contracts

If an Owner dies after the Initial Installment date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Maxim Money Market Sub-Account(s), or any other fund as approved by Great-West, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person and Owner, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable federal law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund(s) Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund(s) Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

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To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Contracts

If the Owner dies after the Initial Installment date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Contracts

Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

To the extent to that the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GLWB Withdrawal Phase

After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund(s) Value (after the Excess Withdrawal) to the previous Covered Fund(s) Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

Numerical Example:

Covered Fund Value before GAW =	$55,500

Benefit Base =	$100,000

GAW % =	5.5%

GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500

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Excess Withdrawal =	$10,500 – $5,500 = $5,000

Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000

Covered Fund Value Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90

Adjusted Benefit Base =	$100,000 x 0.90 = $90,000

Adjusted GAW Amount =	$90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund(s) Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund(s) Value is less than the amount of the final Installment in the GLWB Withdrawal Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase.

Distributions and Transfers are not permitted during the Settlement Phase.

During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Certificate will terminate and no Installments will be paid to the Beneficiary.

Divorce and the Income Segment

Divorce During the GLWB Accumulation Phase – Non-Qualified Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.

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Divorce During the GLWB Accumulation Phase – Qualified Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become a GLWB Elector, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable

Divorce During the GAW Phase – Non-Qualified Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account, the Owner(s) may request that the Contract be reissued as a new Contract with the former Spouse as the sole Owner and Covered Person. Otherwise, the Contract will be terminated and any remaining Covered Fund(s) Value shall be distributed to the former Spouse of the Owner in accordance with the terms of the Contract. If the Contract is reissued, the current Benefit Base will be maintained but a new GAW will be computed if and when the new Owner becomes eligible to elect, and elects, to receive the GAW. A new Ratchet Date will be established for the new Owner on the date the new Contract and GLWB Rider are issued.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the Owner’s share of the Covered Fund(s) Value as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund(s) Values as of the date of reissuance. The GAWs will be calculated based on the Single Covered Person GAW% after the Annuity Accounts are split, and new Ratchet Dates will be established for each Owner on the date the Annuity Accounts are split. In the alternative, the former Spouse of the Owner may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund(s) Value on the date his or her Annuity Account is established.

Divorce During the GAW Phase – Qualified Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Account on behalf of the Alternate Payee named in a Decree approved during the Withdrawal Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

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Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the accounts are split, based on the amounts calculated pursuant to the joint Covered Person GAW%. If the Alternate Payee is the GLWB Elector’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the Withdrawal Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.

Termination of the GLWB Rider

The GLWB Rider will terminate upon the earliest of:

(a) the date of death of the Owner if there is no surviving Covered Person;

(b) the date there is no longer a Covered Person under the GLWB Rider;

(c) the date the Contract is terminated;

(d) the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;

(e) the Annuity Commencement Date, if no Installments have been taken;

(f) when the Guarantee Benefit Fee is not received by the Company, when due; or

(g) In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce decree.

If the GLWB is cancelled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund(s) Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

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You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. The addition of the GLWB Rider to a Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout or GAW payments, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the

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extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the uncovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1/2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

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Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers or Exchanges

The designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

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If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

1.        The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and

2.        Annuity payments that satisfy the newly enacted partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.

Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignment

Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.

In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” on page 51.

Health Care and Education Reconciliation Act of 2010

The Health Care and Education Reconciliation Act of 2010 (the “Act”) imposes a 3.8% tax in taxable years beginning in 2013 on an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Act. The term net investment income does not include any distribution from an IRA or certain other retirement plans or arrangements. Please consult the impact of the Act on you with a competent tax advisor.

Qualified Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code:

•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•

The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

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•

Separate records will be maintained for the interest of each Owner. The Company will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in § 408(k), no Contributions will be accepted unless they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Contract Owner under Section 219(b)(5) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(5)(B) of the Code may allow for any taxable year.

The Owner shall have the sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Contracts

Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution or other provisions of the Code.

It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).

The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Contracts

Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder.

The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)	a single sum payment;
(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

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(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

Distributions Upon Death in Qualified Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)

If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Contract Owner died.

2)

If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 701/2.

3)

If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the Single Life Table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the Single Life Table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the Single Life Table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contracts on a continuous basis. We offer the Contracts for sale through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker-dealers will be registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of FINRA. GWFS may also offer the Contract directly to potential purchasers.

57

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page 34 of this Prospectus. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays eligible broker/dealers a fee based on an annual rate of average monthly Series Account assets. The annual rate paid is higher for Sub-Account assets allocated to the Income Segment than those assets allocated to the Investment Segment. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. You should ask your broker/dealer representative for further information about what compensation he or she, or the eligible broker/dealer, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

58

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements and financial highlights of each of the investment options of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (formerly Varifund Variable Annuity Account) and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries expresses an unqualified opinion and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

59

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Retirement Operations Resource Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;
•	the calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.

60

Appendix A — Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the results of:

1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; minus or plus

2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.25% if you have selected Death Benefit option 1 or 0.45% if you have selected Death Benefit option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

A-1

VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Smart TrackSM Variable Annuity

Individual Flexible Premium Deferred

Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (877) 723-8723

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated December 30, 2011, which is available without charge by contacting the Retirement Operations Resource Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-877-723-8723.

The date of this Statement of Additional Information is

December 30, 2011

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY AND THE VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-2 Series Account (formerly Varifund Variable Annuity Account) (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Payout Options

The Company converts the accumulation units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where

(a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

SERVICES

A.            Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.            Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202 serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (formerly Varifund Variable Annuity Account) and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and the related financial statement schedule included elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.            Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age eighty-five.

D.            Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity

Insurance Company (a wholly-

owned subsidiary of GWL&A

Financial Inc.)

Consolidated Balance Sheets as of December 31, 2010

and 2009 and Related Consolidated Statements of

Income, Statements of Stockholder’s Equity and

Statements of Cash Flows for Each of the Three Years in

the Period Ended December 31, 2010 and Report of

Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedule listed in the Index at Item 15. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 31, 2011

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $15,382,402 and $14,117,799)	$15,943,057	$13,917,813
Fixed maturities, held for trading, at fair value (amortized cost $134,587 and $135,425)	144,174	140,174
Mortgage loans on real estate (net of allowances of $16,300 and $14,854)	1,722,422	1,554,132
Equity investments, available-for-sale, at fair value (cost $1,313 and $18,860)	1,888	25,679
Policy loans	4,059,640	3,971,833
Short-term investments, available-for-sale (cost approximates fair value)	964,507	488,480
Limited partnership and other corporation interests	210,146	253,605
Other investments	22,762	24,312

Total investments	23,068,596	20,376,028

Other assets:
Cash	4,476	170,978
Reinsurance receivable	594,997	573,963
Deferred acquisition costs and value of business acquired	306,948	445,257
Investment income due and accrued	239,345	225,449
Premiums in course of collection	15,421	9,015
Deferred income tax assets, net	-	182,441
Collateral under securities lending agreements	51,749	38,296
Due from parent and affiliates	203,231	185,972
Goodwill	105,255	105,255
Other intangible assets	25,642	29,632
Other assets	460,573	491,471
Assets of discontinued operations	62,091	87,719
Separate account assets	22,489,038	18,886,901

Total assets	$47,627,362	$41,808,377

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$20,420,875	$18,972,560
Policy and contract claims	293,383	286,176
Policyholders’ funds	372,980	358,795
Provision for policyholders’ dividends	66,244	69,494
Undistributed earnings on participating business	6,803	3,580

Total policy benefit liabilities	21,160,285	19,690,605

General liabilities:
Due to parent and affiliates	537,474	537,563
Repurchase agreements	936,762	491,338
Commercial paper	91,681	97,613
Payable under securities lending agreements	51,749	38,296
Deferred income tax liabilities, net	57,798	-
Other liabilities	460,310	618,508
Liabilities of discontinued operations	62,042	87,719
Separate account liabilities	22,489,038	18,886,901

Total liabilities	45,847,139	40,448,543

Commitments and contingencies (Note 20)

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	764,644	761,330
Accumulated other comprehensive income (loss)	242,516	(132,721)
Retained earnings	766,031	724,193

Total stockholder’s equity	1,780,223	1,359,834

Total liabilities and stockholder’s equity	$47,627,362	$41,808,377

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Revenues:
Premium income, net of premiums ceded of $41,474, $48,761 and $37,176	$805,622	$560,252	$525,137
Fee income	447,954	386,201	429,221
Net investment income	1,174,744	1,149,084	1,078,469
Realized investment gains (losses), net:
Total other-than-temporary losses	(96,648)	(112,764)	(91,398)
Other-than-temporary losses transferred to other comprehensive income	16,747	13,422	-
Other realized investment gains, net	55,406	31,802	69,702

Total realized investment gains (losses), net	(24,495)	(67,540)	(21,696)

Total revenues	2,403,825	2,027,997	2,011,131

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $30,678, $47,077 and $42,380	628,895	590,456	605,111
Increase (decrease) in future policy benefits	320,167	109,728	(38,354)
Interest paid or credited to contractholders	518,918	552,620	515,428
Provision (benefit) for policyholders’ share of earnings on participating business (Note 4)	2,197	1,245	(206,415)
Dividends to policyholders	70,230	72,755	71,818

Total benefits	1,540,407	1,326,804	947,588
General insurance expenses	498,386	435,478	436,987
Amortization of deferred acquisition costs and value of business acquired	50,741	62,274	50,541
Interest expense	37,421	37,508	39,804

Total benefits and expenses, net	2,126,955	1,862,064	1,474,920

Income from continuing operations before income taxes	276,870	165,933	536,211
Income tax expense	72,515	41,433	83,491

Income from continuing operations	204,355	124,500	452,720
Income (loss) from discontinued operations, net of income tax expense (benefit) of ($900), $ - and $373,436	(1,600)	-	668,188

Net income	$202,755	$124,500	$1,120,908

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

			Accumulated Other Comprehensive Income (Loss)
	Common stock	Additional paid-in capital	Unrealized gains (losses) on securities	Employee benefit plan adjustments	Retained earnings	Total
Balances, January 1, 2008	$7,032	$747,533	$(5,687)	$4,169	$1,267,438	$2,020,485
Net income					1,120,908	1,120,908
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)

Total comprehensive income						359,753
Impact of adopting ASC section 715-20-65 “Defined Benefit Plans” measurement date provisions					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution - stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256

Balances, December 31, 2008	7,032	756,912	(691,594)	(71,079)	615,847	617,118
Net income					124,500	124,500
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468

Total comprehensive income						762,980
Impact of adopting ASC section 320-10-65 “Investments - Debt and Equity Securities” on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution - stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237

Balances, December 31, 2009	7,032	761,330	(90,110)	(42,611)	724,193	1,359,834
Net income					202,755	202,755
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			6,346			6,346
Net change in unrealized gains (losses)			372,233			372,233
Employee benefit plan adjustment				(3,342)		(3,342)

Total comprehensive income						577,992
Dividends					(160,917)	(160,917)
Capital contribution - stock-based compensation		1,855				1,855
Income tax benefit on stock-based compensation		1,459				1,459

Balances, December 31, 2010	$7,032	$764,644	$288,469	$(45,953)	$766,031	$1,780,223

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income	$202,755	$124,500	$1,120,908
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings allocated to participating policyholders	2,197	1,245	(206,415)
Amortization of premiums / (accretion) of discounts on investments, net	(44,096)	(59,048)	(55,161)
Net realized (gains) losses on investments	26,665	85,627	33,789
Net proceeds / (purchases) of trading securities	901	(97,474)	(22,341)
Interest credited to contractholders	514,002	546,429	510,996
Depreciation and amortization	65,938	80,227	73,062
Deferral of acquisition costs	(80,020)	(74,642)	(57,816)
Deferred income taxes	37,524	94,096	3,228
Gain from discontinued operations	-	-	(696,928)
Other, net	(9,834)	2,911	3,546
Changes in assets and liabilities:
Policy benefit liabilities	135,731	59,227	(285,955)
Reinsurance receivable	4,594	8,898	(158,532)
Accrued interest and other receivables	(20,302)	(80,380)	(8,388)
Other assets	15,662	(26,218)	6,466
Other liabilities	(112,002)	(86,125)	83,792

Net cash provided by operating activities	739,715	579,273	344,251

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	4,515,507	3,639,252	4,038,077
Mortgage loans on real estate	158,246	96,160	112,597
Equity investments and other limited partnership interests	88,639	51,982	46,344
Purchases of investments:
Fixed maturities available-for-sale	(5,355,943)	(3,975,219)	(3,742,716)
Mortgage loans on real estate	(331,843)	(281,962)	(297,715)
Equity investments and other limited partnership interests	(19,439)	(14,316)	(13,421)
Net change in short-term investments	(919,023)	(360,896)	44,130
Net change in repurchase agreements	445,424	289,259	63,542
Policy loans, net	24,257	(625)	(39,351)
Other, net	1,507	2,613	-
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	-	-	846,759

Net cash provided by (used in) investing activities	(1,392,668)	(553,752)	1,058,246

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from financing activities:
Contract deposits	$2,234,984	$1,921,471	$1,921,238
Contract withdrawals	(1,570,767)	(1,660,454)	(1,465,420)
Change in due to parent and affiliates	(16,274)	(141,770)	(20,444)
Dividends paid	(160,917)	(24,682)	(1,772,293)
Net commercial paper borrowings	(5,932)	446	1,500
Change in bank overdrafts	3,898	19,857	(108,418)
Income tax benefit of stock option exercises	1,459	2,237	4,256

Net cash provided by (used in) financing activities	486,451	117,105	(1,439,581)

Net increase (decrease) in cash	(166,502)	142,626	(37,084)
Cash, continuing and discontinued operations, beginning of year	170,978	28,352	65,436

Cash, end of year	$4,476	$170,978	$28,352

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$33	$(44,878)	$390,897
Income tax payments withheld and remitted to taxing authorities	56,664	55,055	56,637
Interest	37,421	37,508	39,804

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$1,855	$2,181	$5,123
Fair value of assets acquired in settlement of fixed maturity investments	-	-	6,388

See notes to consolidated financial statements.	(Cocluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

1.	Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for valuation of investments and other-than-temporary impairments, valuation and accounting for derivative instruments, policy and contract benefits and claims, deferred acquisition costs and value of business acquired, goodwill, employee benefits plans and taxes on income. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Restatement of the December 31, 2009 and 2008 consolidated financial statements - The accompanying consolidated financial statements as of and for the years ended December 31, 2009 and 2008 have been restated to reflect the following:

•

Current and deferred income taxes for continuing and discontinued operations were each overstated due to errors in the current and deferred tax accounts. These errors are primarily the result of an omitted deferred tax asset related to pensions and other less significant items in the current and deferred tax accounts. As a result of these tax errors, stockholder’s equity was understated by $33,313 and $29,551 for the years ended December 31, 2009 and 2008, respectively.

•

Deferred acquisition costs were overstated due to the inclusion of certain expenses related to service contracts that were not associated with annuity contracts. The deferred acquisition costs have been reduced for these service contracts and their expenses are included as part of general insurance expenses. As a result of the error in deferred acquisition costs, stockholder’s equity was overstated by $23,262 and $21,564 for the years ended December 31, 2009 and 2008, respectively.

•

Adjustments were made to correct the consolidated statement of cash flows to reflect the adjustments above in addition to adjustments for a misclassification of cash flows from in process trades. As a result of the corrections to the statement of cash flows, net cash flows from operations (decreased) increased by ($31,845) and $11,228 and net cash flows from investing activities increased by $5,213 and $2,827 and net cash flows from financing activities increased (decreased) by $26,632 and $14,055 for the years ended December 31, 2009 and 2008, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table summarizes the effect of the adjustments the Company made to its consolidated financial statements as a result of these adjustments:

	As previously reported	Adjustments	As restated
Consolidated Balance Sheets
2009
Deferred acquisition costs and value of business acquired	$481,044	$(35,787)	$445,257
Deferred income tax assets, net	125,878	56,563	182,441
Due from parent and affiliates	196,697	(10,725)	185,972
Total assets	41,798,326	10,051	41,808,377
Retained earnings	714,142	10,051	724,193
Total stockholder’s equity	1,349,783	10,051	1,359,834
Total liabilities and stockholder’s equity	41,798,326	10,051	41,808,377

Consolidated Statements of Income
2008
General insurance expenses	429,695	7,292	436,987
Amortization of deferred acquistion costs and value of business acquired	52,699	(2,158)	50,541
Total benefits and expenses, net	1,469,786	5,134	1,474,920
Income from continuing operations before income taxes	541,345	(5,134)	536,211
Income tax expense	95,838	(12,347)	83,491
Income from continuing operations	445,507	7,213	452,720
Income (loss) from discontinued operations, net of income tax	652,788	15,400	668,188
Net income	1,098,295	22,613	1,120,908
2009
General insurance expenses	429,143	6,335	435,478
Amortization of deferred acquistion costs and value of business acquired	65,998	(3,724)	62,274
Total benefits and expenses, net	1,859,453	2,611	1,862,064
Income from continuing operations before income taxes	168,544	(2,611)	165,933
Income tax expense	46,108	(4,675)	41,433
Income from continuing operations	122,436	2,064	124,500
Net income	122,436	2,064	124,500

Consolidated Statements of Stockholder’s Equity
Balances, January 1, 2008, Retained Earnings	1,282,064	(14,626)	1,267,438
Balances, January 1, 2008, Total	2,035,111	(14,626)	2,020,485
Net Income, 2008	1,098,295	22,613	1,120,908
Balances, December 31, 2008, Retained Earnings	607,860	7,987	615,847
Balances, December 31, 2008, Total	609,131	7,987	617,118
Net Income, 2009	122,436	2,064	124,500
Balances, December 31, 2009, Retained Earnings	714,142	10,051	724,193
Balances, December 31, 2009, Total	1,349,783	10,051	1,359,834

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	As previously reported	Adjustments	As restated
Consolidated Statements of Cash Flows
2008
Net income	1,098,295	22,613	1,120,908
Net realized losses on investments	24,205	9,584	33,789
Purchases of trading securities	(18,869)	(3,472)	(22,341)
Depreciation and amortization	75,220	(2,158)	73,062
Deferral of acquisition costs	(65,108)	7,292	(57,816)
Deferred income taxes	5,525	(2,297)	3,228
Gain from discontinued operations	(681,528)	(15,400)	(696,928)
Other, net	138,089	(134,543)	3,546
Policy benefit liabilities	(325,306)	39,351	(285,955)
Net cash provided by operating activities	333,023	11,228	344,251
Proceeds, Fixed maturities available-for-sale	4,056,869	(18,792)	4,038,077
Proceeds, Mortgage loans on real estate	112,760	(163)	112,597
Proceeds, Equity investments and other limited partnership interests	46,860	(516)	46,344
Net change in short- term investments	81,143	(37,013)	44,130
Other, net	(98,662)	98,662	-
Net cash provided by investing activities	1,055,419	2,827	1,058,246
Change in due to parent and affiliates	(6,389)	(14,055)	(20,444)
Net cash used in financing activities	(1,425,526)	(14,055)	(1,439,581)
2009
Net income	122,436	2,064	124,500
Net realized losses on investments	67,540	18,087	85,627
Depreciation and amortization	83,951	(3,724)	80,227
Deferral of acquisition costs	(80,977)	6,335	(74,642)
Deferred income taxes	125,525	(31,429)	94,096
Other, net	(86,254)	89,165	2,911
Net cash provided by operating activities	611,118	(31,845)	579,273
Proceeds, Fixed maturities available-for-sale	3,625,569	13,683	3,639,252
Proceeds, Mortgage loans on real estate	96,258	(98)	96,160
Proceeds, Equity investments and other limited partnership interests	52,144	(162)	51,982
Purchases, Fixed maturities available-for-sale	(4,026,580)	51,361	(3,975,219)
Purchases, Mortgage loans on real estate	(282,252)	290	(281,962)
Net change in short- term investments	(400,781)	39,885	(360,896)
Other, net	101,734	(99,121)	2,613
Net cash used in investing activities	(558,965)	5,213	(553,752)
Change in due to parent and affiliates	(168,402)	26,632	(141,770)
Net cash provided by financing activities	90,473	26,632	117,105

Significant Accounting Policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets. The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company reviews the reasonableness of its credit loss methodology quarterly, by reviewing certain key indicators by loan type, including but not limited to, trends in the number of individual loans in default, number of late payments and other data indicative of underperforming loans. Additionally, the Company’s provision methodology is reviewed for reasonableness in relation to current trends in market data affecting collateral values, local and national economic market conditions and their effect on the Company’s historic loan loss experience. The primary risk characteristics in the portfolio include the borrower’s inability to service debt from operations and collateral valuation declines due to leasing or market conditions. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not fully charged off. Generally, unrecoverable amounts are charged off during the final stage of the foreclosure process.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets. Realized gains and losses are included in net realized investment gains (losses). Declines in value, determined to be other-than-temporary, are included in total other-than-temporary losses.

4.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method on investments in which it has a partnership interest in excess of 5%, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

7.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

8.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

9.

One of the significant estimates inherent in the valuation of investments is the evaluation of fixed maturity for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

Derivative financial instruments - All derivatives, regardless of hedge accounting treatment, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration. Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

agreements with the counterparty. This collateral is held directly by the Company. This unrestricted cash collateral is included in other assets and the obligation to return is included in other liabilities.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2010 and 2009, these liabilities were $32,572 and $28,674, respectively.

Internal use software - Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $24,196 and $20,590, are included in other assets at December 31, 2010 and 2009, respectively. The Company capitalized $9,816, $8,014 and $2,324 of internal use software development costs during the years ended December 31, 2010, 2009 and 2008, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated Other Comprehensive Income (Loss)”. See Note 9 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2010, 2009 or 2008.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. See footnote 5 for a further discussion of separate accounts.

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $12,395,926 and $11,807,570 at December 31, 2010 and 2009, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $7,976,954 and $7,117,591 at December 31, 2010 and 2009, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,544,238 and $6,354,261 at December 31, 2010 and 2009, respectively. Participating business approximates 9% of the Company’s individual life insurance in-force at December 31, 2010 and 2009 and 13%, 19% and 24% of individual life insurance premium income for the years ended December 31, 2010, 2009 and 2008, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders. The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction. The PFA was part of the PPEA. As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income - Interest income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on ex-dividend date.

Realized investment gains (losses) and derivative financial instruments - Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships. See item 9 above for a description of realized investment gains (losses) as it relates to other-than-temporary impairments.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

2.	Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of the FASB Accounting Standards CodificationTM (the “ASC”) topic 815, “Derivatives and Hedging” (“ASC topic 815”). These provisions of ASC topic 815 apply to all derivative instruments and related hedged items. These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008. The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”). Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”). These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold. These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses. These provisions of ASC topic 320 were effective for interim and annual periods ending after June 15, 2009. The Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle. The Company recognized an $8,528, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASU No. 2010-06 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In February 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-10 “Consolidation: Amendments for Certain Investment Funds” (“ASU No. 2010-10”). ASU No. 2010-10 defers the effective date of the amendments to the consolidation requirements made by certain provisions of ASC topic 810 (formerly SFAS No. 167), specifically the evaluation of a company’s interests in mutual funds, private equity funds, hedge funds, real estate entities that measure their investments at fair value, real estate investment trusts and venture capital funds. The deferral provisions of ASU No. 2010-10 will continue indefinitely. ASU No. 2010-10 was effective for interim and annual periods in fiscal years beginning after November 15, 2009. The Company adopted ASU No. 2010-10 for its fiscal year beginning January 1, 2010. The adoption of ASU No. 2010-10 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been temporarily deferred and are expected to be effective for periods ending on or after June 15, 2011. As such, the Company has not adopted the provisions of ASU No. 2010-20 related to this deferral. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Future adoption of new accounting pronouncements

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company will adopt ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 will not have an impact on the Company’s consolidated financial position or the results of its operations.

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as deferred acquisition costs. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company is evaluating the impact of the adoption of ASU No. 2010-26.

3.	Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion in cash. During the year ended December 31, 2008, the Company recognized a gain of $696,928, net of income taxes, upon completion of the transaction. Income from discontinued operations for the year ended December 31, 2008 includes charges of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries. The Company retained a small portion of its healthcare business and reports it within its Individual Markets segment. As discussed in Note 17, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Certain assets and liabilities of the disposed business activities continue to be held by the Company and are presented as discontinued operations for all periods presented in the consolidated balance sheets. The following table summarizes the classifications of assets and liabilities of discontinued operations at December 31, 2010 and 2009:

	December 31,
Assets	2010	2009(1)
Reinsurance receivable	$62,091	$87,719

Total assets	$62,091	$87,719

Liabilities
Future policy benefits	$20,975	$28,509
Policy and contract claims	41,067	59,210

Total liabilities	$62,042	$87,719

(1) Amounts have been restated due to a missclassification of future policy benefits and policy and contract claims from that previously reported of $56,219 and $31,500, respectively.

The following table summarizes selected financial information included in income (loss) from discontinued operations in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Revenues from discontinued operations	$-	$-	$317,658
Benefits and expenses from discontinued operations	1,600	-	346,398

Loss from discontinued operations, net of income tax benefit of $900, $ - and $19,258	(1,600)	-	(28,740)
Gain on sale of discontinued operations, net of income taxes of $ -, $ - and $392,694	-	-	696,928

Income (loss) from discontinued operations	$(1,600)	$-	$668,188

4.	Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies. In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend. Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released. An income tax provision was recorded on the undistributed earnings when those earnings occurred. Accordingly, there was no income tax provision recorded at the time of the liability release. On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income. A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5.	Related Party Transactions

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Included in the consolidated balance sheets at December 31, 2010 and 2009 are the following related party amounts:

	December 31,
	2010	2009
Reinsurance receivable	$483,564	$452,510
Future policy benefits	2,183,167	2,293,712

Included in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008 are the following related party amounts:

	Year ended December 31,
	2010	2009	2008
Premium income, net of related party premiums ceded of $3,588, $3,411, and $3,662	$131,037	$137,085	$155,752
Life and other policy benefits, net of reinsurance recoveries of $4,906, $7,415 and $7,356	122,830	118,624	120,999
Increase (decrease) in future policy benefits	(65,778)	(45,960)	(42,180)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2010, 2009 and 2008. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2010	2009	2008
Investment management and administrative revenue included in fee income and net investment income	$7,505	$7,334	$7,856
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	988	944	1,092

Total	$8,493	$8,278	$8,948

The following table summarizes amounts due from parent and affiliates at December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

			December 31,
Related party	Indebtedness	Due date	2010	2009
GWL&A Financial Inc.	On account	On demand	$11,298	$17,248
Great-West Lifeco U.S. Inc.	On account	On demand	191,185	166,991
Great-West Lifeco Finance LP	On account	On demand	-	598
Great-West Lifeco Finance LP II	On account	On demand	187	-
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.	On account	On demand	-	142
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	-	237
Putnam Investments LLC	On account	On demand	182	125
The Crown Life Insurance Company	On account	On demand	152	491
Other related party receivables	On account	On demand	227	140

Total			$203,231	$185,972

The following table summarizes amounts due to parent and affiliates at December 31, 2010 and 2009:

			December 31,
Related party	Indebtedness	Due date	2010	2009
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,231	$194,218
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2011	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	13	-
Great-West Lifeco Finance LP II	On account	On demand	-	2,223
The Great-West Life Assurance Company	On account	On demand	4,046	1,352
The Canada Life Assurance Company	On account	On demand	1,083	1,669

Total			$537,474	$537,563

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,230 and $194,218 at December 31, 2010 and 2009, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate. The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, for each of the three years ended December 31, 2010.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,068,300 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2010 and 2009 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $436,661 and $407,154 of funds withheld assets as of December 31, 2010 and 2009, respectively. CLAC pays the Company on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company and to several affiliated insurance company separate accounts. Included in fee income on the consolidated statements of income is $59,320, $52,540 and $61,403 of advisory and management fee income from these affiliated entities for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2010, 2009 and 2008, these purchases totaled $162,504, $149,302 and $64,723, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $269,495 and $364,233 at December 31, 2010 and 2009, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

6.	Summary of Investments

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2010 and 2009:

	December 31, 2010
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,289,010	$96,924	$14,784	$2,371,150	$-
Obligations of U.S. states and their subdivisions	1,784,299	173,567	15,603	1,942,263	-
Corporate debt securities	7,625,810	557,104	144,486	8,038,428	5,439
Asset-backed securities (2)	2,104,420	51,663	154,157	2,001,926	(22,284)
Residential mortgage-backed securities	730,293	20,888	12,119	739,062	505
Commercial mortgage-backed securities	812,915	28,049	20,615	820,349	-
Collateralized debt obligations	35,655	5	5,781	29,879	-

Total fixed maturities	$15,382,402	$928,200	$367,545	$15,943,057	$(16,340)

Equity investments:
Financial services	$192	$533	$-	$725	$-
Equity mutual funds	432	119	-	551	-
Airline industry	689	-	77	612	-

Total equity investments	$1,313	$652	$77	$1,888	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

(2) OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $22,284 at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$1,972,541	$77,068	$10,815	$2,038,794	$-
Obligations of U.S. states and their subdivisions	1,247,854	120,211	4,214	1,363,851	-
Foreign governments	461	4	-	465	-
Corporate debt securities	7,030,032	316,599	216,886	7,129,745	10,049
Asset-backed securities	2,268,789	3,221	383,965	1,888,045	13,422
Residential mortgage-backed securities	842,427	4,533	75,897	771,063	-
Commercial mortgage-backed securities	703,864	8,058	35,792	676,130	-
Collateralized debt obligations	51,831	332	2,443	49,720	-

Total fixed maturities	$14,117,799	$530,026	$730,012	$13,917,813	$23,471

Equity investments:
Financial services	$191	$314	$-	$505	$-
Consumer products	4	66	2	68	-
Equity mutual funds	15,504	5,223	450	20,277	-
Airline industry	3,161	1,673	5	4,829	-

Total equity investments	$18,860	$7,276	$457	$25,679	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

See Note 7 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2010, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2010
	Amortized cost	Estimated fair value

Maturing in one year or less	$ 558,282	$ 588,661
Maturing after one year through five years	2,899,335	3,132,330
Maturing after five years through ten years	3,284,278	3,595,103
Maturing after ten years	2,830,812	2,834,422
Mortgage-backed and asset-backed securities	5,809,695	5,792,541

	$ 15,382,402	$ 15,943,057

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to thirty years and expected average lives of up to fifteen years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Proceeds from sales	$ 3,222,700	$ 2,258,653	$ 2,696,635
Gross realized investment gains from sales	62,702	42,375	50,173
Gross realized investment losses from sales	(26)	(267)	(1,456)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates and gains on repurchase agreement transactions.

The Company has a corporate fixed maturity security with fair values of $8,845 and $7,979 that has been non-income producing for the twelve months preceding December 31, 2010 and 2009, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired. No additional impairment has been recognized since the period in which it was deemed impaired.

The Company holds certain performing securities subject to deferred coupons in which the issuer has exercised its contractual right to defer the payment of the coupons. At December 31, 2010, the Company had total coupon payment receivables of $457. The Company expects to receive these payments in 2012. Based on the information presently available, management believes there is reasonable assurance of collection of the deferred coupons at the end of the deferral period. At December 31, 2009, the Company held certain performing securities subject to deferred coupons where deferral was not elected.

Derivative financial instruments - The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are not used for speculative purposes. As detailed below, derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit (“GMWB”) liabilities, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

Derivative transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in most cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized. Fair values are adjusted accordingly based on an internal carry value adjustment model at December 31, 2010. As the Company enters into derivative transactions only with high quality institutions, no losses have been incurred due to non-performance by any of the counterparties. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Certain interest rate swaptions and swaps in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. As of December 31, 2010 and 2009, the $7,790 and $4,300, respectively, of unrestricted cash collateral received is included in other assets and the obligation to return is included in other liabilities. The cash collateral is reinvested in a government money market fund. These collateral amounts are not offset against the derivative fair values in the accompanying tables.

Requirements for collateral pledged to the Company are determined based on the counterpartys’ credit rating. Requirements for collateral pledged by the Company are determined based on the Company’s credit rating. In the event of credit downgrades, additional collateral may be required. At December 31, 2010, the Company did not have derivatives in a net liability position. As a result, the Company would not be required to pledge any additional collateral in the event of a downgrade.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Upon purchasing the instrument, the Company determines if (a) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (b) a separate instrument with the same terms would qualify as a derivative instrument. If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Foreign currency exchange contracts are used to manage the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

As of December 31, 2010, the Company estimates that $6,323 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

GMWB Derivative Instruments - The Company introduced a variable annuity product with a GMWB in 2010. This product utilizes an investment risk hedging program including purchases of the following derivative instruments: exchange-traded interest rate swap futures and exchange traded equity index futures on certain indices. The Company anticipates adding OTC interest rate swaps as the product sales volume grows. While these derivatives are economic hedges and used to manage risk, the Company will not elect hedge accounting on these transactions. Although the hedge program is actively managed, it may not exactly offset changes in the GMWB liability due to, among other things, divergence between the performance of the underlying investments and the hedge instruments, high levels of volatility in the equity and interest rate markets and differences between actual contractholder behavior and what is assumed. The performance of the underlying investments compared to the hedge instruments is further impacted by a time lag, since the data is not reported and incorporated into the required hedge position on a real time basis.

Interest Rate Risk Derivative Instruments - The Company began an interest rate risk hedging program during the fourth quarter of 2009 to hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance and group pension liabilities as well as certain separate account life insurance liabilities. While these derivatives are economic hedges and used to manage risk, the Company will not elect hedge accounting on these transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The hedging program for the general account life insurance and group pension liabilities incorporates a combination of static hedges purchased in 2009 and dynamic (i.e. frequently rebalanced based on interest rate movements) hedges which were put in place in 2010. These hedges are used to manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders. The Company has purchased the following derivative instruments: (a) OTC interest rate swaptions as static hedges, and (b) OTC interest rate swaps, exchange-traded interest rate swap futures, and exchange-traded Eurodollar interest rate futures as dynamic hedges.

The hedging program for certain separate account life insurance liabilities is also a combination of static and dynamic hedges using OTC interest rate swaptions, OTC interest rate swaps, exchange-traded interest rate swap futures, and exchange-traded Eurodollar interest rate futures. These hedges are used to manage the potential change of cash flows due to increased surrenders. The costs and performance of these hedges are passed directly to the associated separate account liabilities through an adjustment to the liability credited rates. The notional amount of the Company’s swaptions associated with the separate account liabilities is approximately 28% of the total swaption notional amount as of December 31, 2010. The notional amount of the derivatives used in the dynamic hedging program associated with separate account liabilities is approximately 5% of the total notional within that program as of December 31, 2010.

Other Derivative Instruments - In 2009, the Company used U.S. Treasury futures contracts to hedge fair value changes in certain interest rate swaps. During the fourth quarter of 2010, the Company utilized futures on equity indices to hedge the Company’s equity based fee income. While these derivatives are economic hedges and used to manage risk, the Company did not elect hedge accounting on these transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize derivative financial instruments at December 31, 2010 and 2009:

	December 31, 2010
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$90,700	$10,255	$10,386	$131
Foreign currency exchange contracts	30,000	(252)	-	252
Interest rate futures	80,700	-	-	-

Total cash flow hedges	201,400	10,003	10,386	383

Fair value hedges:
Interest rate futures	128,900	-	-	-

Total fair value hedges	128,900	-	-	-

Total derivatives designated as hedges	330,300	10,003	10,386	383

Derivatives not designated as hedges:
GMWB derivative instruments:
Interest rate swap futures	5,300	-	-	-
Futures on equity indices	680	-	-	-

Total GMWB derivative instruments	5,980	-	-	-

Interest rate risk derivative instruments:
Interest rate swaps	612,902	4,036	9,484	5,448
Interest rate futures	2,460	-	-	-
Interest rate swap futures	44,600	-	-	-
Interest rate swaptions	1,083,000	4,956	4,956	-

Total interest rate risk derivative instruments	1,742,962	8,992	14,440	5,448

Total derivatives not designated as hedges	1,748,942	8,992	14,440	5,448

Total cash flow hedges, fair value hedges, and derivatives not designated as hedges	$2,079,242	$18,995	$24,826	$5,831

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$156,500	$14,690	$14,690	$-
Foreign currency exchange contracts	30,000	(3,317)	-	3,317
Interest rate futures	22,500	-	-	-

Total cash flow hedges	209,000	11,373	14,690	3,317

Fair value hedges:
Interest rate futures	39,200	-	-	-

Total fair value hedges	39,200	-	-	-

Total derivatives designated as hedges	$248,200	$11,373	$14,690	$3,317

Derivatives not designated as hedges:
Interest rate risk derivative instruments:
Interest rate swaptions	1,140,000	8,460	8,460	-

Total interest rate risk derivative instruments	1,140,000	8,460	8,460	-

Other derivative instruments:
Interest rate futures	103,500	-	-	-

Total other derivative instruments	103,500	-	-	-

Total derivatives not designated as hedges	1,243,500	8,460	8,460	-

Total cash flow hedges, fair value hedges, and derivatives not designated as hedges	$1,491,700	$19,833	$23,150	$3,317

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 117 and 18 swap transactions with an average notional amount of $19,745 and $9,415 during the years ended December 31, 2010 and 2009, respectively. The Company had 979 and 129 futures transactions with an average number of contracts per transaction of 26 and 113 during the years ended December 31, 2010 and 2009, respectively. The decrease in the average number is related to smaller, more frequent trades in the interest rate risk dynamic hedging program. As of December 31, 2010, the Company had three swaptions expire.

The change in notional amount of derivatives since December 31, 2009 was primarily due to the following:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

•

The increased number of derivative transactions, and therefore notional amount, is associated with the Interest Rate Risk dynamic hedging program and the GMWB hedging program both of which began in June 2010. Volumes are expected to continue to grow under these programs.

•

The decrease in the notional regarding interest rate futures under other derivative instruments was due to the Company closing futures hedging interest rate swaps during the fourth quarter of the current year.

The Company recognized total derivative gains (losses) in net investment income of $1,366 and $2,105 for the years ended December 31, 2010 and 2009, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income. The Company realized net investment gains (losses) on closed derivative positions of ($17,076) and ($3,905) for the years ended December 31, 2010 and 2009, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income for the years ended December 31, 2010 and 2009 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in AOCI on derivatives (Effective portion)		Gain (loss) reclassified from AOCI into net income (Effective portion)			Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31,		Year ended December 31,		Income statement	Year ended December 31,		Income statement
	2010	2009	2010	2009	location	2010	2009	location
Cash flow hedges:
Interest rate swaps	13,896	$(52,350)	$1,582	$553	(A)	-	$6	(A)
Foreign currency exchange contracts	3,065	(5,334)	-	-		-	-
Interest rate futures	-	-	-	-		92	-	(A)
Interest rate futures	332	466	110	53	(A)	545	-	(B)

Total cash flow hedges	$17,293	$(57,218)	$1,691	$606		$637	$6

(A)	Net investment income.
(B)	Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

	Gain (loss) on derivatives recognized in net income			Gain (loss) on hedged assets recognized in net income
	Year ended December 31,		Income statement	Year ended December 31,		Income statement
	2010	2009	location	2010	2009	location
Fair value hedges:
Interest rate futures	$(1,027)	$6,030	(A)	$-	$-
Interest rate futures	(1,088)	(1,124)	(B)	-	-
Items hedged in interest rate futures	-	-		3,632	(4,691)	(A)

Total fair value hedges (1)	$(2,115)	$4,906		$3,632	$(4,691)

(1)	Hedge ineffectiveness of $1,517 and $215 for the years ended 2010 and 2009, respectively, is recognized in net investment income.
(A)	Net investment income.
(B)	Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Gain (loss) on derivatives recognized in net income
	Year ended December 31, 2010	Income statement location	Year ended December 31, 2009	Income statement location
Derivatives not designated as hedging instruments:
GMWB derivative instruments:
Interest rate swap futures	$16	(A)	$-
Interest rate swap futures	(352)	(B)	-
Futures on equity indices	(9)	(A)	-
Futures on equity indices	(84)	(B)	-

Total GMWB derivative instruments	(429)		-

Interest rate risk derivative instruments:
Interest rate swaps	4,036	(A)	-
Interest rate swaps	(4,305)	(B)	-
Interest rate futures	98	(A)	-
Interest rate futures	(432)	(B)	-
Interest rate swaptions	(3,450)	(A)	-
Interest rate swaptions	(54)	(B)	-

Total interest rate risk derivative instruments	(4,107)		-

Other derivative instruments:
Interest rate futures	(3,714)	(A)	3,714	(A)
Interest rate futures	(10,856)	(B)	(2,781)	(B)
Interest rate swaptions	-	(A)	(3,560)	(A)
Interest rate swaps	(171)	(B)	-
Futures on equity indicies	(279)	(B)	-

Total other derivative instruments	(15,020)		(2,627)

Total derivatives not designated as hedging instruments	$(19,556)		$(2,627)

(A)	Net investment income

(B)	Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

Mortgage loans - The Company’s mortgage loans on real estate are comprised exclusively of domestic commercial collateralized real estate loans. The table below summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Principal	$1,709,075	$1,532,596
Write-offs	-	-
Unamortized premium (discount)	29,647	36,390
Allowance for credit loss	(16,300)	(14,854)

Total mortgage loans	$1,722,422	$1,554,132

Of the total principal balance in the mortgage loan portfolio, $8,470 and $578 related to impaired loans at December 31, 2010 and 2009, respectively.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•    Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•    Non-performing - generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators, or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed and determined by applying the Company’s historic loss percentages, adjusted to current credit market conditions, to loan groups with similar credit quality indicators. Loans that meet the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio.

The recorded investment of impaired mortgage loans was $9,576 and $626 for the years ended December 31, 2010 and 2009, respectively. The Company estimated no loss and therefore no specific allowance was recorded at December 31, 2010, 2009 or 2008. The average recorded investment of impaired mortgage loans was $5,101 and $313 for the years ended December 31, 2010 and 2009, respectively. The interest income earned and recognized on impaired loans during the years ended December 31, 2010 and 2009 was $465 and $48, respectively. The interest income collected on impaired loans during the years ended December 31, 2010 and 2009 was $610 and $51, respectively. For the year ended December 31, 2008, there was no interest income earned and recognized or collected on impaired loans.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2010 and 2009:

	Years ended December 31,
	2010	2009
Performing	$1,729,146	$1,568,360
Non-performing	9,576	626

Total	$1,738,722	$1,568,986

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31,
	2010	2009
	Commercial mortgages	Commercial mortgages
Beginning balance	$14,854	$8,834
Charge offs	-	-
Recoveries	-	-
Provision increases	1,446	6,172
Provision decreases	-	(152)
Quantitative change in policy or methodology	-	-

Ending balance	$16,300	$14,854

Ending allowance balance from loans individually evaluated for impairment	$-	$-
Ending allowance balance from loans collectively evaluated for impairment	16,300	14,854
Ending allowance balance from loans acquired with deteriorated credit quality	-	-

Mortgage loans, gross of allowance, ending recorded investment	$1,738,722	$1,568,986
Ending recorded investment of loans individually evaluated for impairment	27,250	4,506
Ending recorded investment of loans collectively evaluated for impairment	1,711,472	1,564,480
Ending recorded investment of loans acquired with deteriorated credit quality	-	-

There was no specific impairment for the years ended December 31, 2010, 2009 or 2008. One property was acquired through foreclosure during 2010. There were no properties acquired through foreclosure during 2009. The property acquired through foreclosure in 2010 was liquidated during 2010 for $513. As of December 31, 2010 and 2009, there were four and one properties, respectively, in the process of foreclosure which had carry values of $2,158 and $626, respectively. The Company did not complete any significant purchases or sales of mortgage loans during the years ended December 31, 2010 and 2009.

The tables below summarize the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2010
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$1,733,922	$2,642	$-	$2,158	$1,738,722

(1) Includes four loans in the amount of $2,158 in process of foreclosure.

	December 31, 2009
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$1,568,360	$-	$-	$626	$1,568,986

(1) Includes one loan in the amount of $626 in process of foreclosure.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest was discontinued. There were no loans greater than 90 days past due and accruing interest during the years ended December 31, 2010 and 2009. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

Occasionally, the Company elects to restructure certain mortgage loans if the economic benefits are considered to be more favorable than those achieved by acquiring the collateral through foreclosure. At December 31, 2010, the Company had one loan, with a carry value of $6,355, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal. The Company did not create a specific allowance for the restructured loan. At December 31, 2009, there were no restructured loans.

Equity investments - The carrying value of the Company’s equity investments was $1,888 and $25,679 at December 31, 2010 and 2009, respectively. The decrease in the carry value of the Company’s equity investments was due to the sale of certain holdings in mutual funds with exposure to the S&P 500 index and growth oriented securities.

Limited partnership and other corporation interests - The Company invests in limited partnership interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits, and other corporation interests. At December 31, 2010 and 2009, the Company had $210,146 and $253,605, respectively, invested in limited partnerships and other corporation interests.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

Accordingly, the Company has determined its investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. The purpose of an LIHLP is to provide financing of affordable housing by making certain tax credits available to investors. Beginning in 2002, the Company made initial cash investments for the various tax credits. The Company is a 99% limited partner in various upper-tier LIHLPs. The general partner is most closely involved in the development and management of the LIHLP project. As limited partner, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance (exert influence over the entity’s operations).

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

The following table presents information about the nature and activities of the VIE and effect on the Company’s financial statements as of December 31, 2010 as follows:

Limited partnership interests and limited liability corporation interests	Liabilities	Maximum exposure to loss
$151,158	$-	$151,158

All of the Company’s investments in LIHLPs are guaranteed by third parties. One of the guarantors, guaranteeing 7% of the LIHLPs, filed for bankruptcy protection in 2009; however, the bankruptcy does not currently impact the guarantee. Eighty-two percent, or $123,853 of the interests, are backed by third party guarantors with an investment grade rating.

The Company is not required to provide any additional funding to the LIHLPs unless the investment exceeds the minimum yield guarantee. The Company has not provided any additional financial or other support during the period from January 1, 2010 to December 31, 2010 that it was not previously contractually required to provide.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures initial margin. The fair value of margin deposits related to futures contracts was approximately $5,979 and $4,955 at December 31, 2010 and 2009, respectively. These pledged securities are included in fixed maturities in the accompanying consolidated balance sheets.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $14,144 and $13,599 at December 31, 2010 and 2009, respectively. These deposits are included in short-term investments in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company participates in a securities lending program whereby securities, which are included in investments in the accompanying consolidated balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $45,000 and $34,940 and estimated fair values in the amounts of $50,807 and $37,081 were on loan under the program at December 31, 2010 and 2009, respectively. The Company received restricted cash collateral in the amounts of $51,749 and $38,296 at December 31, 2010 and 2009, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying consolidated balance sheets. All available-for-sale securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	A fixed maturity investment has been downgraded by a credit rating agency.
•	The financial condition of the issuer has deteriorated.
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future.
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2010 and 2009:

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$892,025	$14,551	$22,471	$233	$914,496	$14,784
Obligations of U.S. states and their subdivisions	391,101	11,332	99,720	4,271	490,821	15,603
Corporate debt securities	477,059	15,486	819,627	129,000	1,296,686	144,486
Asset-backed securities	52,814	1,505	1,071,557	152,652	1,124,371	154,157
Residential mortgage-backed securities	26,142	509	146,532	11,610	172,674	12,119
Commercial mortgage-backed securities	53,462	2,086	79,429	18,529	132,891	20,615
Collateralized debt obligations	5,745	29	23,112	5,752	28,857	5,781

Total fixed maturities	$1,898,348	$45,498	$2,262,448	$322,047	$4,160,796	$367,545

Equity investments:
Equity mutual funds	$6	$-	$3	$-	$9	$-
Airline industry	612	77	-	-	612	77

Total equity investments	$618	$77	$3	$-	$621	$77

Total number of securities in an unrealized loss position		183		237		420

	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$535,595	$10,502	$19,330	$313	$554,925	$10,815
Obligations of U.S. states and their subdivisions	132,151	4,214	608	-	132,759	4,214
Corporate debt securities	673,534	74,461	1,190,858	142,425	1,864,392	216,886
Asset-backed securities	92,005	52,042	1,558,338	331,923	1,650,343	383,965
Residential mortgage-backed securities	53,623	3,629	550,036	72,268	603,659	75,897
Commercial mortgage-backed securities	-	-	297,604	35,792	297,604	35,792
Collateralized debt obligations	1,400	173	34,678	2,270	36,078	2,443

Total fixed maturities	$1,488,308	$145,021	$3,651,452	$584,991	$5,139,760	$730,012

Equity investments:
Consumer products	$-	$-	$2	$2	$2	$2
Equity mutual funds	2,374	450	-	-	2,374	450
Airline industry	694	5	-	-	694	5

Total equity investments	$3,068	$455	$2	$2	$3,070	$457

Total number of securities in an unrealized loss position		159		358		517

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $362,467 or 50%, from December 31, 2009 to December 31, 2010. This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity, lower interest rates and tightening of credit spreads, although the economic uncertainty in these markets still remains.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Unrealized losses on securities of U.S. government and U.S. states and their subdivisions increased by $3,969 and $11,389, respectively from December 31, 2009 to December 31, 2010. These increases were primarily due to the increase in interest rates subsequent to the acquisition of these securities by the Company.

Unrealized losses on corporate debt securities decreased by $72,400 from December 31, 2009 to December 31, 2010. The valuation of these securities has been significantly influenced by market conditions with increased liquidity, lower interest rates and tightening of credit spreads resulting in generally higher valuations of fixed income securities. Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,
Sector	2010	2009
Finance	78%	77%
Utility	8%	10%
Natural resources	4%	4%
Consumer	4%	4%
Transportation	1%	2%
Other	5%	3%

	100%	100%

While the proportionate percentage in the finance sector had an increase of 1%, the actual unrealized losses in the sector decreased by $54,644 from December 31, 2009 to December 31, 2010. The proportionate percentage in the utility sector decreased by 2%, and the actual unrealized losses decreased by $9,437.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $229,808, $63,778, and $15,177, respectively, since December 31, 2009, generally due to tightening of credit spreads, lower interest rates, increased market liquidity and other-than-temporary impairment recognized during the period.

Of the total estimated fair value of fixed maturities with unrealized losses and OTTI greater than twelve months, asset-backed securities account for 47%. Of the $152,652 of unrealized losses and OTTI over twelve months on asset-backed securities, 69% are on securities which continue to be rated investment grade. Of the securities which are not rated investment grade (approximately $48,084 of the $152,652), 90% are securities that are guaranteed by monoline insurers. Of the remaining securities, the unrealized losses have decreased 66% since December 31, 2009, from $13,621 to $4,578. The present value of the cash flows expected to be collected is not less than amortized cost. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings. Accordingly, unless otherwise noted below in the other-than-temporary impairment recognition section, the underlying collateral on the asset-backed securities within the portfolio along with credit enhancement is sufficient to expect full repayment of the principal.

Of the $129,000 of unrealized losses and OTTI over twelve months on corporate debt securities, 64% are on securities which continue to be rated investment grade. Of the non-investment grade securities with unrealized losses since December 31, 2009 and OTTI greater than twelve months, the unrealized losses have decreased 49% from $91,726 to $46,693. Of the $46,693, $32,565 of losses are on investments held in foreign banks. The prices of securities held in foreign banks have been impacted by their long duration combined with widening spreads and the low London Interbank Offering Rate (“LIBOR”) based floating rates. Although foreign banks have suffered from the weak credit and economic environment, they benefit from central bank support. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

See Note 7 for additional discussion regarding fair value measurements.

Equity investments - The decrease in unrealized losses of $380 from December 31, 2009 to December 31, 2010 is primarily due to the sale of certain holdings in mutual funds with exposure to the S&P 500 index and growth oriented securities.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments and equity securities for the years ended December 31, 2010, 2009 and 2008 as follows:

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)	OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

Equity investments:
Equity mutual funds	$-	$268	$-	$268

Total equity investments	$-	$268	$-	$268

Limited partnership investment:
Limited partnership interest	$999	$-	$-	$999

Total limited partnership investments	$999	$-	$-	$999

Total OTTI impairments	$68,069	$11,832	$16,747	$96,648

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively, for the year ended December 31, 2010. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$684	$-	$684
Corporate debt securities	3,652	6,181	-	9,833
Asset-backed securities	88,134	502	13,422	102,058
Residential mortgage-backed securities	-	28	-	28
Collateralized debt obligations	154	-	-	154

Total fixed maturities	$91,940	$7,395	$13,422	$112,757

Equity investments:
Equity mutual funds	$7	$-	$-	$7

Total equity investments	$7	$-	$-	$7

Total OTTI impairments	$91,947	$7,395	$13,422	$112,764

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, all of it was related to Financial Guaranty Insurance Company for the year ended December 31, 2009.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2008
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$8,302	$-	$8,302
Corporate debt securities	61,953	7,047	-	69,000
Asset-backed securities	-	3,259	-	3,259
Residential mortgage-backed securities	-	4,140	-	4,140
Commercial mortgage-backed securities	-	3,185	-	3,185

Total fixed maturities	$61,953	$25,933	$-	$87,886

Equity investments:
Airline industry	$2,146	$-	$-	$2,146
Technology industry	244	-	-	244

Total equity investments	$2,390	$-	$-	$2,390

Limited partnership investment:

Limited partnership interest	$1,122	$-	$-	$1,122

Total limited partnership investments	$1,122	$-	$-	$1,122

Total OTTI impairments	$65,465	$25,933	$-	$91,398

(1) Of the credit-related other-than-temporary impairment on corporate debt securities, $35,657 and $25,939 were related to General Motors Corporation and Lehman Brothers, respectively, for the year ended December 31, 2008.

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$43,871
Non-credit losses reclassified out of retained earning into AOCI	(16,680)
Credit loss recognized on securities	88,134
Bifurcated credit loss balance, December 31, 2009	115,325
Credit loss recognized on securities	66,286

Bifurcated credit loss balance, December 31, 2010	$181,611

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows. These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the securities’ original effective interest rate. Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Investment income:
Fixed maturity and short-term investments	$823,828	$795,323	$766,625
Equity investments	68	532	1,240
Mortgage loans on real estate	96,711	85,116	73,838
Policy loans	234,944	244,140	218,687
Limited partnership interests	5,767	2,514	2,601
Net interest on funds withheld balances under reinsurance agreements, related party	17,130	18,448	13,969
Derivative instruments (1)	7,182	10,489	5,987
Other	5,011	6,082	8,788

	1,190,641	1,162,644	1,091,735
Investment expenses	(15,897)	(13,560)	(13,266)

Net investment income	$1,174,744	$1,149,084	$1,078,469

(1)

Includes fair value gains (losses) of $1,366, $2,105 and ($216), net of any gains (losses) on the hedged assets in a fair value hedge, for the years ended December 31, 2010, 2009 and 2008, respectively.

Included in net investment income are unrealized gains (losses) of $9,587, $4,749 and ($969) on held-for-trading fixed maturity investments still held at December 31, 2010, 2009 and 2008, respectively.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Realized investment gains (losses):
Fixed maturity and short-term investments	$(15,793)	$(58,208)	$(30,797)
Equity investments	8,007	7	(4,162)
Mortgage loans on real estate	2,736	1,091	2,568
Limited partnership interests	(999)	-	1,112
Derivative instruments	(17,076)	(3,905)	9,583
Other	76	(353)	-
Provision for mortgage impairments,net of recoveries	(1,446)	(6,172)	-

Realized investment gains (losses):	$(24,495)	$(67,540)	$(21,696)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,481, $4,799 and $4,823 for the years ended December 31, 2010, 2009 and 2008, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $438, $234 and $177 for the years ended December 31, 2010, 2009 and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

2008, respectively. Net investment income and realized investment gains (losses) do not include any amounts from separate accounts.

7.	Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2010 and 2009:

	December 31, 2010		December 31, 2009
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$17,051,738	$17,051,738	$14,546,467	$14,546,467
Mortgage loans on real estate	1,722,422	1,809,356	1,554,132	1,570,217
Equity investments	1,888	1,888	25,679	25,679
Policy loans	4,059,640	4,059,640	3,971,833	3,971,833
Other investments	22,762	46,608	24,312	50,159
Derivative instruments	24,826	24,826	23,150	23,150
Collateral under securities lending agreements	51,749	51,749	38,296	38,296
Collateral under derivative counterparty collateral agreements	7,790	7,790	4,300	4,300
Separate account assets	22,489,038	22,489,038	18,886,901	18,886,901

	December 31, 2010		December 31, 2009
Liabilities	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract reserves without life contingencies (1)	$7,976,954	$7,912,850	$7,117,591	$7,105,090
Policyholders’ funds (2)	372,980	372,980	358,795	358,795
Repurchase agreements	936,762	936,762	491,338	491,338
Commercial paper	91,681	91,681	97,613	97,613
Payable under securities lending agreements	51,749	51,749	38,296	38,296
Payable under derivative counterparty collateral agreements	7,790	7,790	4,300	4,300
Derivative instruments	5,831	5,831	3,317	3,317
Notes payable	532,332	532,332	532,319	532,319

(1) The carrying amount for annuity contract reserves without life contingencies has been restated due to a previous misstatement from that previously reported of $7,167,733 as of December 31, 2009.

(2) The carrying amount and estimated fair value for policyholders’ funds have been restated due to a previous misstatement from that previously reported of $286,175 and $286,175, respectively, as of December 31, 2009.

Fixed maturity and equity investments

The fair values for fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments include the Company’s percentage ownership of foreclosed lease interests in aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft. Also included in other investments is real estate held for investment. The estimated fair value is based on appraised value.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The carrying value of the collateral approximates fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

Annuity contract benefits without life contingencies

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with thirty days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•     Level 1 inputs, which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•     Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

o

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

o	U.S. states and their subdivisions - material event notices.

o	Equity investments - exchange rates, various index data and news sources.

o	Short-term investments - valued on the basis of amortized cost, which approximates fair value.

o	Other assets and liabilities (derivatives) - reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and news sources.

o

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

markets that are not active or for which all significant inputs are observable, either directly or indirectly.

See Note 6 for further discussions of derivatives and their impact on the Company’s consolidated financial statements.

•     Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities, which include both general and separate account assets and liabilities, were obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

o	Corporate debt securities - single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

o	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

o	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,371,150	$-	$2,371,150
Obligations of U.S. states and their subdivisions	-	1,942,263	-	1,942,263
Corporate debt securities	-	7,979,736	58,692	8,038,428
Asset-backed securities	-	1,711,438	290,488	2,001,926
Residential mortgage-backed securities	-	739,062	-	739,062
Commercial mortgage-backed securities	-	820,349	-	820,349
Collateralized debt obligations	-	29,865	14	29,879

Total fixed maturities available-for-sale	-	15,593,863	349,194	15,943,057

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	41,834	-	41,834
Corporate debt securities	-	49,961	-	49,961
Asset-backed securities	-	44,060	-	44,060
Commercial mortgage-backed securities	-	8,319	-	8,319

Total fixed maturities held for trading	-	144,174	-	144,174

Equity investments available-for-sale:
Financial services	-	725	-	725
Equity mutual funds	551	-	-	551
Airline industry	612	-	-	612

Total equity investments	1,163	725	-	1,888

Short-term investments available-for-sale	140,922	823,585	-	964,507
Collateral under securities lending agreements	51,749	-	-	51,749
Collateral under derivative counterparty collateral agreements	7,790	-	-	7,790
Other assets (1)	-	24,826	-	24,826
Separate account assets (2)	11,222,384	10,838,983	4,278	22,065,645

Total assets	$11,424,008	$27,426,156	$353,472	$39,203,636

Liabilities
Other liabilities (1)	$-	$5,831	$-	$5,831
Separate account liabilities (2)	93	301,108	-	301,201

Total liabilities	$93	$306,939	$-	$307,032

(1) Includes derivative financial instruments.

(2) Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2009
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,038,794	$-	$2,038,794
Obligations of U.S. states and their subdivisions	-	1,363,851	-	1,363,851
Foreign governments	-	465	-	465
Corporate debt securities	-	6,940,809	188,936	7,129,745
Asset-backed securities	-	1,495,680	392,365	1,888,045
Residential mortgage-backed securities	-	771,063	-	771,063
Commercial mortgage-backed securities	-	617,860	58,270	676,130
Collateralized debt obligations	-	47,991	1,729	49,720

Total fixed maturities available-for-sale	-	13,276,513	641,300	13,917,813

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	39,112	-	39,112
Corporate debt securities	-	50,128	-	50,128
Asset-backed securities	-	42,717	-	42,717
Commercial mortgage-backed securities	-	8,217	-	8,217

Total fixed maturities held for trading	-	140,174	-	140,174

Equity investments available-for-sale:
Financial services	-	505	-	505
Consumer products	68	-	-	68
Equity mutual funds	20,277	-	-	20,277
Airline industry	4,829	-	-	4,829

Total equity investments	25,174	505	-	25,679

Short-term investments available-for-sale	55,557	432,923	-	488,480
Collateral under securities lending agreements	38,296		-	38,296
Collateral under derivative counterparty collateral agreements	4,300	-	-	4,300
Other assets (1)	-	23,150	-	23,150
Separate account assets (2)	11,039,441	7,303,499	9,960	18,352,900

Total assets	$11,162,768	$21,176,764	$651,260	$32,990,792

Liabilities
Other liabilities (1)	$-	$-	$3,317	$3,317

Total liabilities	$-	$-	$3,317	$3,317

(1) Includes derivative financial instruments.

(2) Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2009.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for- sale: corporate debt securities	Fixed maturities available-for- sale: asset- backed securities	Fixed maturities available-for- sale: commercial mortgage- backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities (1)	Separate accounts
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960
Realized and unrealized gains and losses:
Gains (losses) included in net income	475	(49,393)	-	(34)	-	-
Gains (losses) included in other comprehensive income (loss)	5,630	70,026	-	161	-	622
Purchases, issuances and settlements, net	(30,084)	(98,807)	-	(1,842)	-	(1,700)
Transfers in (out) of Level 3 (2)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-

(1) Includes derivative financial instruments.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2009
	Fixed maturities available-for- sale: U.S. government and U.S. agencies	Fixed maturities available-for- sale: corporate debt securities	Fixed maturities available-for- sale: asset- backed securities	Fixed maturities available-for- sale: commercial mortgage- backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities (1)	Separate accounts
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532
Realized and unrealized gains and losses:
Gains (losses) included in net income	-	(2,597)	(84,990)	-	-	-	-
Gains (losses) included in other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902
Purchases, issuances and settlements, net	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526
Transfers in (out) of Level 3 (2)	(16,682)	(7,464)	(98,930)	-	11,951	-	-

Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-

(1) Includes derivative financial instruments.

(2) Transfers into (out of) Level 3 are from (to) Level 2 and are due primarily to decreased (increased) observability of inputs in valuation methodologies.

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the year ended December 31, 2010 and 2009 are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2010
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(48,952)	$-

	Year ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(87,587)	$-

Non-recurring fair value measurements - The Company held $980 of adjusted cost basis limited partnership interests which were impaired during the year ended December 31, 2010 based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3. The Company held $1,900 of cost basis in other assets comprised of head office properties which were impaired during the year ended December 31, 2009. The property was recorded at estimated fair value and represents a non-recurring fair value measurement. The estimated fair value was categorized as Level 2 since the fair value was based on an independent third party appraisal. The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2010 and 2009.

8.	Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2010 and 2009, the reinsurance receivables had carrying values in the amounts of $594,997 and $573,963, respectively. Included in these amounts are $483,564 and $452,510 at December 31, 2010 and 2009, respectively, associated with reinsurance agreements with related parties. At December 31, 2010 and 2009, 73% and 71%, respectively, of the total reinsurance receivable was due from CLAC. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2010 or 2009. Included within life insurance in the tables below is a small portion of Healthcare business as discussed in Note 17.

The following tables summarize life insurance in-force and total premium income at and for the year ended, December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,976,256	$34,985,650	$85,961,906
Reinsurance ceded	(9,878,257)	-	(9,878,257)
Reinsurance assumed	80,618,669	-	80,618,669

Net	$121,716,668	$34,985,650	$156,702,318

Percentage of amount assumed to net	66.2%	0.0%	51.4%

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

The following tables summarize life insurance in-force and total premium income at and for the year ended, December 31, 2009:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,468,445	$33,398,994	$83,867,439
Reinsurance ceded (1)	(10,404,557)	-	(10,404,557)
Reinsurance assumed (2)	85,281,541	-	85,281,541

Net (3)	$125,345,429	$33,398,994	$158,744,423

Percentage of amount assumed to net	68.0%	0.0%	53.7%

(1) Reinsurance ceded has been restated due to a previous misstatement from that previously reported of ($11,468,482).

(2) Reinsurance assumed has been restated due to a previous misstatement from that previously reported of $86,580,158.

(3) Net life insurance in-force has been restated due to a previous misstatement from that previously reported of $125,580,121 Net, Individual and $158,979,115 Net, Total.

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389

Net	$557,287	$2,965	$560,252

The following table summarizes total premium income for the year ended, December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$371,952	$(1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513

Net	$524,825	$311	$525,136

9.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) for the years ended December 31, 2010, 2009 and 2008:

	DAC	VOBA	Total
Balance, January 1, 2008	$368,781	$46,479	$415,260
Capitalized additions	57,816	-	57,816
Amortization and writedowns	(53,393)	2,852	(50,541)
Unrealized investment (gains) losses	251,940	6,380	258,320

Balance, December 31, 2008	625,144	55,711	680,855
Capitalized additions	74,642	-	74,642
Amortization and writedowns	(61,113)	(1,161)	(62,274)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)

Balance, December 31, 2009	396,588	48,669	445,257
Capitalized additions	80,020	-	80,020
Amortization and writedowns	(48,903)	(1,837)	(50,740)
Unrealized investment (gains) losses	(167,162)	(427)	(167,589)

Balance, December 31, 2010	$260,543	$46,405	$306,948

In 2010, the Company refined its DAC calculation methodology which resulted in a $6,300 increase to the DAC balance through a decrease in DAC amortization for the year.

The estimated future amortization of VOBA for the years ended December 31, 2011 through December 31, 2015 is as follows:

Year ended December 31,	Amount
2011	$4,253
2012	4,492
2013	4,389
2014	4,222
2015	4,019

10.	Goodwill and Other Intangible Assets

The balances of goodwill, all of which is within the Retirement Services segment, at December 31, 2010 and 2009 were $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

December 31, 2010
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$ 36,314	$ (12,701)	$ 23,613
Preferred provider agreements	7,970	(5,941)	2,029

Total	$ 44,284	$ (18,642)	$ 25,642

December 31, 2009
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$ 36,314	$ (10,039)	$ 26,275
Preferred provider agreements	7,970	(4,613)	3,357

Total	$ 44,284	$ (14,652)	$ 29,632

Amortization expense for other intangible assets included in general insurance expenses was $3,990, $4,192 and $4,725 for the years ended December 31, 2010, 2009 and 2008, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2010.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2011 through December 31, 2015 is as follows:

Year ended December 31,	Amount
2011	$3,793
2012	3,590
2013	3,410
2014	3,215
2015	3,012

11.	Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 20).

The following table provides information regarding the Company’s commercial paper program at December 31, 2010 and 2009:

	December 31,
	2010	2009
Commercial paper outstanding	$91,681	$97,613
Maturity range (days)	3 - 74	7 - 20
Interest rate range	0.3% - 0.4%	0.3% - 0.4%

12.	Stockholder’s Equity and Dividend Restrictions

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

At December 31, 2010 and 2009, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2010 and 2009.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	Year ended December 31,
	2010(1)	2009(2)	2008(2)

Net income	$405,343	$282,033	$280,862
Capital and surplus	1,159,657	1,360,896	901,429

(1) As filed with the Colorado Division of Insurance

(2) As filed in an amended filing with the Colorado Division of Insurance

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2010, 2009 and 2008, the Company paid dividends in the amounts of $160,917, $24,682 and $1,772,293, respectively, to its parent company, GWL&A Financial. Dividends paid during 2008 were paid in part using the proceeds received from the sale of the Company’s Healthcare business as discussed in Note 3.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2010 were $1,159,657 and $445,656, respectively. GWLA may pay up to $445,656 (unaudited) of dividends during the year ended December 31, 2011 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

13.	Other Comprehensive Income

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2010:

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for (gains) losses realized in net income	23,198	(8,119)	15,079
Net unrealized gains (losses)	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	63,825	(118,532)

Net unrealized gains (losses)	582,430	(203,851)	378,579
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income (loss)	$577,288	$(202,051)	$375,237

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for (gains) losses realized in net income	71,473	(25,016)	46,457

Net unrealized gains (losses)	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)
Net unrealized gains (losses)	938,480	(328,468)	610,012

Employee benefit plan adjustment	43,797	(15,329)	28,468

Other comprehensive income (loss)	$982,277	$(343,797)	$638,480

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2008
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$(1,431,239)	$496,555	$(934,684)
Net changes during the year related to cash flow hedges	85,494	(29,923)	55,571
Reclassification adjustment for (gains) losses realized in net income	38,978	(10,989)	27,989

Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	254,180	(88,963)	165,217

Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)

Other comprehensive income (loss)	$(1,168,353)	$407,198	$(761,155)

14.	General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Compensation	$294,923	$273,934	$282,502
Commissions	143,680	114,461	118,978
Premium and other taxes	27,964	22,947	25,704
Capitalization of DAC	(80,020)	(74,642)	(57,816)
Depreciation and amortization	12,975	15,603	19,240
Rent, net of sublease income	6,047	6,767	3,875
Other	92,817	76,408	44,504

Total general insurance expenses	$498,386	$435,478	$436,987

15.	Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2010 and 2009:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Change in projected benefit obligation:
Benefit obligation, January 1	$318,278	$303,383	$12,136	$16,483	$44,430	$45,765	$374,844	$365,631
Service cost	3,739	4,087	728	680	672	717	5,139	5,484
Interest cost	19,578	19,135	713	709	2,905	2,856	23,196	22,700
Actuarial (gain) loss	18,644	2,253	(2,843)	(5,129)	5,973	(2,517)	21,774	(5,393)
Regular benefits paid	(10,804)	(10,580)	(572)	(607)	(2,646)	(2,391)	(14,022)	(13,578)
Plan amendments	-	-	-	-	3,521	-	3,521	-

Benefit obligation, December 31	$349,435	$318,278	$10,162	$12,136	$54,855	$44,430	$414,452	$374,844

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Change in plan assets:
Value of plan assets, January 1	$251,078	$201,970	$-	$-	$-	$-	$251,078	$201,970
Actual return (loss) on plan assets	36,642	47,188	-	-	-	-	36,642	47,188
Employer contributions	5,700	12,500	572	607	2,646	2,391	8,918	15,498
Benefits paid	(10,804)	(10,580)	(572)	(607)	(2,646)	(2,391)	(14,022)	(13,578)

Value of plan assets, December 31	$282,616	$251,078	$-	$-	$-	$-	$282,616	$251,078

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Funded (under funded) status at December 31	$(66,819)	$(67,200)	$(10,162)	$(12,136)	$(54,855)	$(44,430)	$(131,836)	$(123,766)

A recovery in market liquidity has resulted in improved market values for the Company’s Defined Benefit Pension Plan assets since December 31, 2009.

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2010 and 2009 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive (expense) income (loss)	$(76,314)	$(79,353)	$18,695	$17,964	$(13,079)	$(4,484)	$(70,698)	$(65,873)

The accumulated benefit obligation for the Defined Benefit Pension Plan was $342,967 and $303,352 at December 31, 2010 and 2009, respectively.

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit costs at December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(77,485)	$(50,365)	$8,904	$5,788	$(6,211)	$(4,037)	$(74,792)	$(48,614)
Net prior service (cost) credit	(217)	(141)	9,791	6,364	(6,868)	(4,464)	2,706	1,759
Net transition asset (obligation)	1,388	902	-	-	-	-	1,388	902

	$(76,314)	$(49,604)	$18,695	$12,152	$(13,079)	$(8,501)	$(70,698)	$(45,953)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(5,581)	$(3,628)	$593	$386	$(145)	$(94)	$(5,133)	$(3,336)
Net prior service (cost) credit	(51)	(33)	1,650	1,072	(934)	(607)	665	432
Net transition asset (obligation)	1,388	902	-	-	-	-	1,388	902

	$(4,244)	$(2,759)	$2,243	$1,458	$(1,079)	$(701)	$(3,080)	$(2,002)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2011	$11,402	$706	$2,653
2012	12,245	668	3,575
2013	13,020	652	3,572
2014	13,742	723	3,388
2015	14,793	780	4,807
2016 through 2020	95,143	4,584	29,889

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2010, 2009 and 2008 includes the following components:

	Defined benefit pension plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$3,739	$4,087	$5,743
Interest cost	19,578	19,135	18,356
Expected return on plan assets	(18,618)	(16,073)	(20,499)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	82	88	120
Amortization of loss from earlier periods	5,091	10,131	679

Net periodic (benefit) cost	$8,358	$15,854	$2,885

	Post-retirement medical plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$728	$680	$1,263
Interest cost	713	709	1,254
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(2,169)
Amortization of (gain) loss from earlier periods	(461)	(440)	85

Net periodic (benefit) cost	$(670)	$(701)	$433

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Supplemental executive retirement plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$673	$716	$665
Interest cost	2,905	2,856	2,735
Amortization of unrecognized prior service cost	899	675	814

Net periodic (benefit) cost	$4,477	$4,247	$4,214

The following tables present the weighted average interest rate assumptions used in determining benefit obligations and net periodic benefit/cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2010 and 2009:

	Defined benefit pension plan
	2010	2009
Discount rate	5.87%	6.37%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.14%	4.94%

	Post-retirement medical plan
	2010	2009
Discount rate	5.87%	6.37%

	Supplemental executive retirement plan
	2010	2009
Discount rate	5.87%	6.37%
Rate of compensation increase	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan. For measurement purposes, a 7.50% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$193	$(165)
Increase (decrease) on post-retirement benefit obligation	1,073	(937)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2010 and 2009:

	December 31,
	2010	2009
Equity securities	65%	65%
Debt securities	33%	33%
Other	2%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value. See Note 7 for a description of Level 1, Level 2 and Level 3 hierarchies and for valuation methods applied.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$54,784	$-	$54,784
Midcap index funds	-	57,007	-	57,007
World equity index funds	-	15,549	-	15,549
U.S. equity market funds	-	55,487	-	55,487

Total common collective trust funds	-	182,827	-	182,827

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,767	-	10,767
Obligations of U.S. states and their municpalities	-	9,716	-	9,716
Corporate debt securities	-	61,350	-	61,350
Asset-backed securities	-	8,091	-	8,091
Commercial mortgage-backed securities	-	2,174	-	2,174

Total fixed maturity investments	-	92,098	-	92,098

Preferred stock	-	45	-	45
Limited partnership investments	-	-	6,030	6,030
Money market funds	1,616	-	-	1,616

Total defined benefit plan assets	$1,616	$274,970	$6,030	$282,616

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2009
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$48,075	$-	$48,075
Midcap index funds	-	51,724	-	51,724
World equity index funds	-	14,247	-	14,247
U.S. equity market funds	-	48,589	-	48,589

Total common collective trust funds	-	162,635	-	162,635

Fixed maturity investments:
U.S. government direct obligations and agencies	-	12,589	-	12,589
Obligations of U.S. states and their municpalities	-	3,398	-	3,398
Corporate debt securities	-	56,705	-	56,705
Asset-backed securities	-	7,589	-	7,589
Commercial mortgage-backed securities	-	2,089	-	2,089

Total fixed maturity investments	-	82,370	-	82,370

Preferred stock	-	88	-	88
Limited partnership investments	-	-	4,495	4,495
Money market funds	1,490	-	-	1,490

Total defined benefit plan assets	$1,490	$245,093	$4,495	$251,078

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables present additional information at December 31, 2010 and 2009 about assets and liabilities of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Fixed maturity investments	Total
Balance, December 31, 2009	$4,495	$-	$4,495
Actual return on plan assets:
Relating to assets held at the reporting date	-	-	-
Purchases, issuances and settlements, net	1,535	-	1,535

Balance, December 31, 2010	$6,030	$-	$6,030

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Fixed maturity investments	Total
Balance, December 31, 2008	$2,750	$3,627	$6,377
Actual return on plan assets:
Relating to assets held at the reporting date	142	-	142
Purchases, issuances and settlements, net	1,603	-	1,603
Transfers in (out) of Level 3	-	(3,627)	(3,627)

Balance, December 31, 2009	$4,495	$-	$4,495

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2011:

December 31, 2011
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2011. The Company made contributions in the amounts of $5,700 and $12,500 to its Defined Benefit Pension Plan during the years ended December 31, 2010 and 2009, respectively. The Company expects to contribute approximately $706 to its Post-Retirement Medical Plan and $2,653 to its Supplemental Executive Retirement Plan during the year ended December 31, 2011. The Company will make a contribution at least equal to the minimum contribution of $12,000 to its Defined Benefit Pension Plan during the year ended December 31, 2011.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672, post-retirement medical plan benefits of $19,346 and supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2010, 2009 and 2008 were $5,228, $5,006 and $7,384, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $14,139 and $15,286 at December 31, 2010 and 2009, respectively. The participant deferrals earned interest at the average rates of 7.55% and 6.93% during the years ended December 31, 2010 and 2009, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 8.30% for retired participants. Interest expense related to this plan was $1,004, $1,110 and $1,224 for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $3,139 and $3,772 at December 31, 2010 and 2009, respectively. The participant deferrals earned interest at the average rate of 4.0% and 4.4% during the years ended December 31, 2010 and 2009, respectively. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $146, $187 and $233 for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in general insurance expense in the consolidated statements of income.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $10,848 and $10,576 (as restated, from previously reported of $12,240) at December 31, 2010 and 2009, respectively. Unrealized gains (losses) on invested participant deferrals were $1,076, $2,053 and ($3,709) for the years ended December 31, 2010, 2009 and 2008, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

16.	Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2010	2009	2008
Current	$34,090	$(21,088)	$8,024
Deferred	38,425	62,521	75,467

Total income tax provision from continuing operations	$72,515	$41,433	$83,491

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.2%)	(4.9%)	(1.4%)
Tax credits	(2.9%)	(4.9%)	(2.5%)
State income taxes, net of federal benefit	0.7%	(2.8%)	1.1%
Provision for policyholders’ share of earnings on participating business	0.3%	0.3%	(13.2%)
Prior period adjustment	(0.5%)	(0.6%)	(2.2%)
Income tax contingency provisions	(3.9%)	0.9%	1.0%
Other, net	(0.3%)	2.0%	(2.2%)

Effective federal income tax rate from continuing operations	26.2%	25.0%	15.6%

Included above in the provision for policyholder’s share of earnings on participating business for the year ended December 31, 2008 is the income tax effect of the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

A reconciliation of unrecognized tax benefits for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Year ended December 31,
	2010	2009	2008
Balance, beginning of year	$81,390	$60,079	$61,286
Additions to tax positions in the current year	6,939	24,843	6,600
Reductions to tax positions in the current year	-	(2,670)	(1,935)
Additions to tax positions in the prior year	142	-	17,349
Reductions to tax positions in the prior year	(47,922)	(862)	(23,221)
Reductions to tax positions from statutes expiring	(5,253)	-	-
Settlements	(40)	-	-

Balance, end of year	$35,256	$81,390	$60,079

Included in the unrecognized tax benefits of $35,256 at December 31, 2010 was $2,937 of tax benefits that, if recognized, would increase the annual effective tax rate. Also included in the balance at December 31, 2010 is $32,319 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company anticipates additional increases in its unrecognized tax benefits of $12,000 to $14,000 in the next twelve months, due to changes in the composition of the consolidated group. The Company does not anticipate that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately ($13,403) $2,430 and $6,916 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2010, 2009 and 2008, respectively. The Company had approximately $1,575 and $14,978 accrued for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2005 and prior. Tax year 2006 is subject to a limited scope federal examination by the Internal Revenue Service (the “I.R.S.”) in regards to an immaterial matter. Tax years 2007, 2008 and 2009 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2010 and 2009, are as follows:

	December 31,
	2010		2009
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$-	$200,110	$-	$246,807
Deferred acquisition costs	26,976	-	-	44,551
Investment assets	-	169,852	141,330	-
Policyholder dividends	18,706	-	19,861	-
Net operating loss carryforward	193,828	-	212,633	-
Pension plan accrued benefit liability	59,178	-	55,399	-
Goodwill	-	24,126	-	21,172
Experience rated refunds	19,335	-	87,397	-
Other	18,267	-	-	21,649

Total deferred taxes	$336,290	$394,088	$516,620	$334,179

Amounts presented for investment assets above include ($145,517) and $58,348 related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2010 and 2009, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the Lifeco U.S. consolidated federal income tax return. As of December 31, 2010, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$149,162
2021	113,002
2022	136,796
2023	81,693

Total	$480,653

During 2010, the Company generated $36,039 of Guaranteed Federal Low Income Housing tax credit carryforwards. The credits will expire in 2030.

Included in due from parent and affiliates at December 31, 2010 and 2009 is $199,884 and $166,991, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2010 and 2009 is $10,311 and $34,905 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

17.	Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other. The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life. The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers. The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company.

As discussed in Note 3, during 2008, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment.

The accounting policies of each of the reportable segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize segment financial information for the year ended and as of December 31, 2010:

	Year ended December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized gains (losses) on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	132,962	391,491	62,095	586,548

Total benefits and expenses	1,351,753	613,434	161,768	2,126,955

Income (loss) from continuing operations before income taxes	110,074	155,405	11,391	276,870
Income tax expense	30,006	37,916	4,593	72,515

Income (loss) from continuing operations	$80,068	$117,489	$6,798	$204,355

	December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,159,008	$8,277,926	$1,631,662	$23,068,596
Other assets	1,167,474	695,401	144,762	2,007,637
Separate account assets	6,264,046	16,224,992	-	22,489,038

Assets from continuing operations	20,590,528	25,198,319	1,776,424	47,565,271
Assets from discontinued operations	-	-	-	62,091

Total assets	$20,590,528	$25,198,319	$1,776,424	$47,627,362

The following tables summarize segment financial information for the year ended and as of December 31, 2009:

	Year ended December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)

Total revenues	1,157,645	694,398	175,954	2,027,997

Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	362,775	70,823	535,260

Total benefits and expenses	1,084,127	594,423	183,514	1,862,064

Income (loss) from continuing operations before income taxes	73,518	99,975	(7,560)	165,933
Income tax expense	17,104	24,417	(88)	41,433

Income (loss) from continuing operations	$56,414	$75,558	$(7,472)	$124,500

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$11,907,136	$7,101,489	$1,367,403	$20,376,028
Other assets	1,449,816	841,417	166,496	2,457,729
Separate account assets	4,598,607	14,288,294	-	18,886,901

Assets from continuing operations	17,955,559	22,231,200	1,533,899	41,720,658
Assets from discontinued operations	-	-	-	87,719

Total assets	$17,955,559	$22,231,200	$1,533,899	$41,808,377

The following table summarizes segment financial information for the year ended December 31, 2008:

	Year ended December 31, 2008
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)

Total revenues	1,114,070	712,247	184,814	2,011,131

Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	329,634	88,996	527,332

Total benefits and expenses	998,669	559,582	(83,331)	1,474,920

Income from continuing operations before income taxes	115,401	152,665	268,145	536,211
Income tax expense	32,196	34,235	17,060	83,491

Income from continuing operations	$83,205	$118,430	$251,085	$452,720

18.	Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant. During the year ended December 31, 2010, Lifeco granted 404,700 stock options to employees of the Company. These stock options vest over a five-year period ending in February 2015. Compensation expense of $1,696 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2010, 2009 and 2008. Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income. Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statement of income for the year ended December 31, 2008.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31,
	2010	2009	2008
Continuing operations	$ 1,855	$ 2,181	$ 3,143
Discontinued operations	-	-	1,980

	$ 1,855	$ 2,181	$ 5,123

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

At December 31, 2010, the Company had $2,346, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015. The weighted-average period over which these costs will be recognized in earnings is 2.0 years.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2010. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2010	3,745,302	$24.30
Granted	404,700	27.41
Exercised	(601,960)	15.73
Cancelled	(5,400)	27.41

Outstanding, December 31, 2010	3,542,642	27.66	5.0	$8,852

Vested and expected to vest, December 31, 2010	3,502,712	$27.66	4.7	$8,843

Exercisable, December 31, 2010	2,386,536	$25.85	4.0	$8,843

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2010 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Year ended December 31, 2010
Weighted average fair value of options granted	$4.41
Intrinsic value of options exercised (1)	5,218
Fair value of options vested	943

(¹) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the year ended December 31, 2010 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

Dividend yield	4.53%
Expected volatility	25.03%
Risk free interest rate	2.62%
Expected duration (years)	5.5

19.	Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space. The following table shows, as of December 31, 2010, scheduled related party principal repayments under notes payable to GWL&A Financial and the minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2011 through 2015 and thereafter:

Year ended December 31,	Related party notes	Operating leases	Total debt and lease obligations
2011	$-	$4,837	$4,837
2012	-	4,166	4,166
2013	-	3,379	3,379
2014	-	1,948	1,948
2015	-	1,394	1,394
Thereafter	528,400	-	528,400

20.	Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

On May 26, 2010, the Company entered into a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and the terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company had no borrowings under the credit facility at December 31, 2010 and was in compliance with all covenants. The credit facility replaced a similar

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

$50,000 credit facility which expired on May 26, 2010. The Company had no borrowings under the expired credit facility at December 31, 2009 or through its expiration and was in compliance with all covenants.

The Company makes commitments to fund partnership interests, mortgage loans on real estate and investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2010 and 2009 were $95,688 and $126,882, respectively, all of which is due within one year from the dates indicated.

21.	Subsequent Event

On February 4, 2011, the Company’s Board of Directors declared a dividend of $47,800 to be paid to its sole shareholder, GWL&A Financial, during the first quarter of 2011.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2010
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$110,247	$150,296	$-	$260,543
Future policy benefits, losses, claims and expenses	12,140,361	7,888,725	351,955	20,381,041
Unearned premium reserves	39,834	-	-	39,834
Other policy claims and benefits payable	714,099	387	24,924	739,410
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs	22,743	26,160	-	48,903
Other operating expenses	110,219	365,331	62,095	537,645

	As of and for the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$174,360	$222,228	$-	$396,588
Future policy benefits, losses, claims and expenses	11,598,641	6,994,319	341,688	18,934,648
Unearned premium reserves	37,912	-	-	37,912
Other policy claims and benefits payable	689,377	319	28,349	718,045
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	44,892	-	61,113
Other operating expenses	85,441	317,883	70,823	474,147

	For the year ended December 31, 2008
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$377,525	$2,291	$145,321	$525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	32,312	-	53,393
Other operating expenses	87,621	297,322	88,996	473,939

Varifund Variable Annuity Series

Account of Great-West Life &

Annuity Insurance Company

(formerly Variable Annuity Account

I Series Account of Canada Life

Insurance Company of America)

Financial Statements for the Years Ended

December 31, 2010 and 2009

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Varifund Variable Annuity Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Varifund Variable Annuity Series Account of Great-West Life & Annuity Insurance Company (formerly, Variable annuity Account I Series Account of Canada Life Insurance Company of America) (the “Series Account”) as listed in Appendix A as of December 31, 2010, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Varifund Variable Annuity Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 6, 2011

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Alger Capital Appreciation Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger Large Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger Mid Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger Small Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus Socially Responsible Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Appreciation Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Growth & Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Asset Manager Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Contrafund Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Growth Opportunities Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP High Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Index 500 Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Investment Grade Bond Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Money Market Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Overseas Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Gartmore NVIT Developing Markets Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Goldman Sachs VIT Large Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Goldman Sachs VIT Strategic Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Goldman Sachs VIT Structured U.S. Equity Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Flexible Bond Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Janus Aspen Overseas Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Profund VP Basic Materials Portfolio	December 31, 2010	Period from December 27, 2010 * to December 31, 2010	the Period from December 27, 2010 * to December 31, 2010
Profund VP Bear Portfolio	N/A	Period from May 27, 2010 * to December 13, 2010 **	the Period from May 27, 2010 * to December 13, 2010 ** and Period from July 16, 2009 * to July 20, 2009 **
Profund VP Financials Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Profund VP Healthcare Portfolio	December 31, 2010	Period from December 27, 2010 * to December 31, 2010	the Period from December 27, 2010 * to December 31, 2010
Profund VP Industrial Portfolio	December 31, 2010	Period from December 27, 2010 * to December 31, 2010	the Period from December 27, 2010 * to December 31, 2010
Profund VP Money Market Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Profund VP Oil & Gas Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Profund VP Pharmaceuticals Portfolio	December 31, 2010	Period from December 27, 2010 * to December 31, 2010	the Period from December 27, 2010 * to December 31, 2010
Profund VP Prescious Metals Portfolio	December 31, 2010	Period from January 14, 2010 * to December 31, 2010	the Period from January 14, 2010 * to December 31, 2010
Profund VP Real Estate Portfolio	December 31, 2010	Period from August 19, 2010 * to December 31, 2010	the Period from August 19, 2010 * to December 31, 2010 and Period from January 26, 2009 * to December 31, 2009 **
Profund VP Rising Rates Opportunity Portfolio	December 31, 2010	Period from October 29, 2010 * to December 31, 2010	the Period from October 29, 2010 * to December 31,2010 and Period from January 30, 2009 * to February 20, 2009 **
Profund VP Short NASDAQ-100 Portfolio	N/A	Period from January 15, 2010 * to May 27, 2010 **	the Period from January 15, 2010 * to May 27, 2010 ** and Period from July 16, 2009 * to July 20, 2009 **
Profund VP Short Small-Cap Portfolio	N/A	Period from June 18, 2010 * to December 13, 2010 **	the Period from June 18, 2010 * to December 13, 2010 **

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Profund VP Technology Portfolio	N/A	Period from January 1, 2010 to January 15, 2010 **	the Period from January 1, 2010 to January 15, 2010 ** and Year Ended December 31, 2009
Profund VP Telecommunications Portfolio	N/A	Period from January 1, 2010 to January 15, 2010 **	the Period from January 1, 2010 to January 15, 2010 ** and Year Ended December 31, 2009
Profund VP U.S. Government Plus Portfolio	N/A	Period from January 28, 2010 * to November 4, 2010 **	the Period from January 28, 2010 * to November 4, 2010 ** and Period from January 29, 2009 * to December 2, 2009 **
Profund VP Ultra Bull Portfolio	December 31, 2010	Period from January 4, 2010 * to December 31, 2010	the Period from January 4, 2010 * to December 31, 2010 and Period from January 12, 2009 * to December 31, 2009 **
Profund VP Ultra Midcap Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Profund VP Ultra NASDAQ-100 Portfolio	December 31, 2010	Period from January 4, 2010 * to December 31, 2010	the Period from January 4, 2010 * to December 31, 2010 and Period from January 12, 2009 * to December 2, 2009 **
Profund VP Ultra Small-Cap Portfolio	December 31, 2010	Period from January 5, 2010 * to December 31, 2010	the Period from January 5, 2010 * to December 31, 2010 and Period from January 14, 2009 * to December 31, 2009 **
Seligman Communications & Information Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Seligman Global Technology Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Seligman Smaller-Cap Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Van Eck VIP Emerging Markets Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Van Eck VIP Global Hard Assets Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Van Eck VIP Worldwide Multi-Managers Alternatives Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Van Eck VIP Worldwide Real Estate Fund	N/A	N/A	the Period from January 1, 2009 to December 21, 2009 **

* Date represents commencement of operations

** Date represents cessation of operations

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND	DREYFUS VIF APPRECIATION PORTFOLIO

ASSETS:
Investments at market value (1)	$2,206,270	$1,522,248	$2,951,609	$313,350	$383,985	$408,842
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	2,206,270	1,522,248	2,951,609	313,350	383,985	408,842

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	254	172	329	36	44	48

Total liabilities	254	172	329	36	44	48

NET ASSETS	$2,206,016	$1,522,076	$2,951,280	$313,314	$383,941	$408,794

NET ASSETS REPRESENTED BY:
Accumulation units	$2,206,016	$1,522,076	$2,951,280	$313,314	$383,941	$408,794

ACCUMULATION UNITS OUTSTANDING	39,980	23,112	59,618	4,997	12,631	9,869

UNIT VALUE (ACCUMULATION)	$55.18	$65.86	$49.50	$62.70	$30.40	$41.42

(1) Cost of investments:	$1,274,669	$1,096,340	$3,877,495	$218,884	$309,420	$380,955
Shares of investments:	42,298	34,850	231,499	9,777	12,842	11,536

The accompanying notes are an integral part of these financial statements.

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH & INCOME PORTFOLIO	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

ASSETS:
Investments at market value (1)	$381,053	$1,934,701	$1,541,890	$60,684	$2,320,883	$823,655
Investment income due and accrued	1,446
Receivable for investments sold
Purchase payments receivable

Total assets	382,499	1,934,701	1,541,890	60,684	2,320,883	823,655

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	44	213	171	6	263	94

Total liabilities	44	213	171	6	263	94

NET ASSETS	$382,455	$1,934,488	$1,541,719	$60,678	$2,320,620	$823,561

NET ASSETS REPRESENTED BY:
Accumulation units	$382,455	$1,934,488	$1,541,719	$60,678	$2,320,620	$823,561

ACCUMULATION UNITS OUTSTANDING	12,619	52,364	36,420	3,225	39,128	18,776

UNIT VALUE (ACCUMULATION)	$30.31	$36.94	$42.33	$18.81	$59.31	$43.86

(1) Cost of investments:	$371,058	$1,865,921	$1,512,400	$53,202	$1,843,620	$892,363
Shares of investments:	19,284	133,061	64,568	3,386	62,574	147,873

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MONEY MARKET PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GARTMORE NVIT DEVELOPING MARKETS FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND

ASSETS:
Investments at market value (1)	$1,509,862	$828,252	$1,628,478	$515,546	$887,405	$199,200
Investment income due and accrued			289
Receivable for investments sold
Purchase payments receivable

Total assets	1,509,862	828,252	1,628,767	515,546	887,405	199,200

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	174	94	184	59	101	23

Total liabilities	174	94	184	59	101	23

NET ASSETS	$1,509,688	$828,158	$1,628,583	$515,487	$887,304	$199,177

NET ASSETS REPRESENTED BY:
Accumulation units	$1,509,688	$828,158	$1,628,583	$515,487	$887,304	$199,177

ACCUMULATION UNITS OUTSTANDING	9,252	29,070	102,669	17,173	33,174	17,025

UNIT VALUE (ACCUMULATION)	$163.17	$28.49	$15.86	$30.02	$26.75	$11.70

(1) Cost of investments:	$1,351,930	$826,582	$1,628,478	$496,577	$1,091,400	$224,951
Shares of investments:	11,405	64,556	1,628,478	30,742	127,135	19,453

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO	PROFUND VP BASIC MATERIALS PORTFOLIO	PROFUND VP FINANCIALS PORTFOLIO

ASSETS:
Investments at market value (1)	$94,824	$51,495	$78,411	$697,145	$732	$723
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	94,824	51,495	78,411	697,145	732	723

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	11	6	9	78

Total liabilities	11	6	9	78

NET ASSETS	$94,813	$51,489	$78,402	$697,067	$732	$723

NET ASSETS REPRESENTED BY:
Accumulation units	$94,813	$51,489	$78,402	$697,067	$732	$723

ACCUMULATION UNITS OUTSTANDING	8,317	4,584	3,971	24,339	14	39

UNIT VALUE (ACCUMULATION)	$11.40	$11.23	$19.74	$28.64	$52.29	$18.54

(1) Cost of investments:	$80,445	$56,958	$74,972	$575,316	$725	$725
Shares of investments:	7,895	4,872	5,787	12,211	14	36

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

			INVESTMENT DIVISIONS

	PROFUND VP HEALTHCARE PORTFOLIO	PROFUND VP INDUSTRIAL PORTFOLIO	PROFUND VP MONEY MARKET PORTFOLIO	PROFUND VP OIL & GAS PORTFOLIO	PROFUND VP PHARMACEUTICALS PORTFOLIO	PROFUND VP PRECIOUS METALS PORTFOLIO

ASSETS:
Investments at market value (1)	$1,444	$1,448	$46,506,328	$1,468	$1,447	$1,485
Investment income due and accrued			1,044
Receivable for investments sold			18,623,692

Purchase payments receivable

Total assets	1,444	1,448	65,131,064	1,468	1,447	1,485

LIABILITIES:
Payable for investments purchased
Redemptions payable			18,623,692
Due to Great West Life & Annuity Insurance Company			6,779

Total liabilities			18,630,471

NET ASSETS	$1,444	$1,448	$46,500,593	$1,468	$1,447	$1,485

NET ASSETS REPRESENTED BY:
Accumulation units	$1,444	$1,448	$46,500,593	$1,468	$1,447	$1,485

ACCUMULATION UNITS OUTSTANDING	57	40	47,633,294	26	63	22

UNIT VALUE (ACCUMULATION)	$25.33	$36.20	$0.98	$56.46	$22.97	$67.50

(1) Cost of investments:	$1,450	$1,450	$46,506,328	$1,450	$1,450	$1,450
Shares of investments:	50	39	46,506,328	32	65	27

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PROFUND VP REAL ESTATE PORTFOLIO	PROFUND VP RISING RATES OPPORTUNITY PORTFOLIO	PROFUND VP ULTRA BULL PORTFOLIO	PROFUND VP ULTRA MIDCAP PORTFOLIO	PROFUND VP ULTRA NASDAQ- 100 PORTFOLIO	PROFUND VP ULTRA SMALL- CAP PORTFOLIO

ASSETS:
Investments at market value (1)	$1,457	$1,328,640	$3,321,726	$1,994,521	$11,294,592	$1,993,084
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		23,443	3,321,473	1,992,884	11,293,008	1,992,884

Total assets	1,457	1,352,083	6,643,199	3,987,405	22,587,600	3,985,968

LIABILITIES:
Payable for investments purchased		23,443	3,321,473	1,992,884	11,293,008	1,992,884
Redemptions payable
Due to Great West Life & Annuity Insurance Company		51	254	204	153	201

Total liabilities		23,494	3,321,727	1,993,088	11,293,161	1,993,085

NET ASSETS	$1,457	$1,328,589	$3,321,472	$1,994,317	$11,294,439	$1,992,883

NET ASSETS REPRESENTED BY:
Accumulation units	$1,457	$1,328,589	$3,321,472	$1,994,317	$11,294,439	$1,992,883

ACCUMULATION UNITS OUTSTANDING	28	109,036	200,291	161,048	2,925,138	78,165

UNIT VALUE (ACCUMULATION)	$52.04	$12.18	$16.58	$12.38	$3.86	$25.50

(1) Cost of investments:	$1,466	$1,352,569	$3,321,727	$1,994,525	$11,294,607	$1,993,087
Shares of investments:	34	110,720	282,937	72,581	518,812	123,411

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO	SELIGMAN SMALLER-CAP VALUE PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP WORLDWIDE MULTI- MANAGERS ALTERNATIVES FUND

ASSETS:
Investments at market value (1)	$4,475,815	$33,759	$893,569	$711,962	$910,589	$2,071
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	4,475,815	33,759	893,569	711,962	910,589	2,071

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	513	4	103	80	101

Total liabilities	513	4	103	80	101

NET ASSETS	$4,475,302	$33,755	$893,466	$711,882	$910,488	$2,071

NET ASSETS REPRESENTED BY:
Accumulation units	$4,475,302	$33,755	$893,466	$711,882	$910,488	$2,071

ACCUMULATION UNITS OUTSTANDING	93,426	1,529	41,030	23,039	15,814	196

UNIT VALUE (ACCUMULATION)	$47.90	$22.08	$21.78	$30.90	$57.57	10.57

(1) Cost of investments:	$2,199,860	$28,945	$1,037,549	$712,457	$763,257	$2,044
Shares of investments:	194,094	1,663	112,967	50,351	24,173	204

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEARS ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND	DREYFUS VIF APPRECIATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$8,737	$10,646	$		$		$3,112	$8,869

EXPENSES:
Mortality and expense risk	27,160	18,011		34,428		3,657	4,513	4,924
Administrative charges	3,218	1,906		2,922		393	520	573

Total expenses	30,378	19,917		37,350		4,050	5,033	5,497

NET INVESTMENT INCOME (LOSS)	(21,641)	(9,271)		(37,350)		(4,050)	(1,921)	3,372

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	149,616	35,211		(233,842)		25,078	3,386	(3,715)
Realized gain distributions

Net realized gain (loss)	149,616	35,211		(233,842)		25,078	3,386	(3,715)

Change in net unrealized appreciation (depreciation) on investments	114,432	135,250		715,617		44,966	43,086	50,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,407	$161,190		$444,425		$65,994	$44,551	$50,355

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)	0.40%	0.74%					0.86%	2.25%

INVESTMENT INCOME RATIO (2009)		0.66%					0.95%	2.74%

INVESTMENT INCOME RATIO (2008)		0.23%		0.17%			0.79%	2.03%

INVESTMENT INCOME RATIO (2007)		0.35%					0.58%	1.73%

INVESTMENT INCOME RATIO (2006)		0.13%					0.12%	1.67%

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH & INCOME PORTFOLIO	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,279	$31,599	$17,927	$154	$5,746	$62,381

EXPENSES:
Mortality and expense risk	4,530	23,674	19,728	980	26,229	10,653
Administrative charges	533	1,709	1,441	79	2,671	1,171

Total expenses	5,063	25,383	21,169	1,059	28,900	11,824

NET INVESTMENT INCOME (LOSS)	(784)	6,216	(3,242)	(905)	(23,154)	50,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(8,005)	(16,076)	(71,048)	2,323	21,749	(12,308)
Realized gain distributions		9,492	646		7,081

Net realized gain (loss)	(8,005)	(6,584)	(70,402)	2,323	28,830	(12,308)

Change in net unrealized appreciation (depreciation) on investments	65,644	227,828	277,102	14,163	432,672	60,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,855	$227,460	$203,458	$15,581	$438,348	$98,437

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)	1.18%	1.67%	1.13%	0.20%	0.27%	7.33%

INVESTMENT INCOME RATIO (2009)	1.32%	2.34%	1.39%	0.49%	0.43%	8.02%

INVESTMENT INCOME RATIO (2008)	0.63%	2.43%	0.92%	0.34%	0.75%	7.24%

INVESTMENT INCOME RATIO (2007)	0.72%	6.13%	0.81%		0.86%	7.91%

INVESTMENT INCOME RATIO (2006)	0.77%	2.88%	1.24%	0.90%	0.42%	7.62%

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MONEY MARKET PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GARTMORE NVIT DEVELOPING MARKETS FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$27,375	$29,509	$3,323	$6,672	$		$1,518

EXPENSES:
Mortality and expense risk	18,359	10,977	23,346	6,533		9,622	2,462
Administrative charges	2,047	1,084	2,353	683		1,109	290

Total expenses	20,406	12,061	25,699	7,216		10,731	2,752

NET INVESTMENT INCOME (LOSS)	6,969	17,448	(22,376)	(544)		(10,731)	(1,234)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,058	2,316		(20,967)		(105,818)	(7,673)
Realized gain distributions	29,163	8,944	1,025	910

Net realized gain (loss)	32,221	11,260	1,025	(20,057)		(105,818)	(7,673)

Change in net unrealized appreciation (depreciation) on investments	142,624	25,198		63,601		239,414	26,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,814	$53,906	$(21,351)	$43,000		$122,865	$17,629

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)	1.86%	3.36%	0.18%	1.27%			0.77%

INVESTMENT INCOME RATIO (2009)	2.49%	8.75%	0.75%	2.08%		1.15%	1.80%

INVESTMENT INCOME RATIO (2008)	1.82%	4.77%	2.93%	2.34%		0.73%	1.87%

INVESTMENT INCOME RATIO (2007)	3.60%	4.76%	5.05%	3.25%		0.44%	1.24%

INVESTMENT INCOME RATIO (2006)	1.82%	4.85%	4.79%	1.01%		0.57%	1.69%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO	PROFUND VP BASIC MATERIALS PORTFOLIO	PROFUND VP BEAR PORTFOLIO
					(1)	(2)

INVESTMENT INCOME:
Dividends	$386	$720	$5,432	$4,296	$0	$

EXPENSES:
Mortality and expense risk	1,217	693	1,055	7,581		484
Administrative charges	137	80	107	692		58

Total expenses	1,354	773	1,162	8,273		542

NET INVESTMENT INCOME (LOSS)	(968)	(53)	4,270	(3,977)		(542)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,806	(6,371)	2,602	2,646		20,137
Realized gain distributions			298

Net realized gain (loss)	1,806	(6,371)	2,900	2,646		20,137

Change in net unrealized appreciation (depreciation)on investments	6,560	12,294	(2,228)	133,616	7

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,398	$5,870	$4,942	$132,285	$7	$19,595

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)	0.40%	1.30%	5.76%	0.71%

INVESTMENT INCOME RATIO (2009)	0.47%	2.02%	3.37%	0.56%

INVESTMENT INCOME RATIO (2008)	0.11%	1.22%	3.26%	2.70%

INVESTMENT INCOME RATIO (2007)	0.16%	0.82%	3.37%	0.56%

INVESTMENT INCOME RATIO (2006)	0.09%	0.87%	4.14%	1.62%

(1)	For the period December 27, 2010 to December 31, 2010.
(2)	For the period May 27, 2010 to December 13, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PROFUND VP FINANCIALS PORTFOLIO	PROFUND VP HEALTHCARE PORTFOLIO	PROFUND VP INDUSTRIAL PORTFOLIO	PROFUND VP MONEY MARKET PORTFOLIO	PROFUND VP OIL & GAS PORTFOLIO		PROFUND VP PHARMACEUTICALS PORTFOLIO
		(1)	(1)				(1)

INVESTMENT INCOME:
Dividends	$1	$	$	$11,484	$		$

EXPENSES:
Mortality and expense risk	1			713,346
Administrative charges				86,008

Total expenses	1			799,354

NET INVESTMENT LOSS				(787,870)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(302)					(163)
Realized gain distributions

Net realized loss	(302)					(163)

Change in net unrealized appreciation (depreciation)on investments	344	(6)	(2)			209	(3)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42	$(6)	$(2)	$(787,870)		$46	$(3)

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)	1.04%			0.02%

INVESTMENT INCOME RATIO (2009)	1.76%			0.03%

INVESTMENT INCOME RATIO (2008)	1.20%			0.82%

INVESTMENT INCOME RATIO (2007)	1.37%			3.78%

INVESTMENT INCOME RATIO (2006)	2.14%			3.67%

(1)	For the period December 27, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PROFUND VP PRECIOUS METALS PORTFOLIO	PROFUND VP REAL ESTATE PORTFOLIO	PROFUND VP RISING RATES OPPORTUNITY PORTFOLIO	PROFUND VP SHORT NASDAQ- 100 PORTFOLIO	PROFUND VP SHORT SMALL- CAP PORTFOLIO	PROFUND VP TECHNOLOGY PORTFOLIO
	(1)	(2)	(3)	(4)	(5)	(6)

INVESTMENT INCOME:
Dividends	$	$16	$	$	$	$

EXPENSES:
Mortality and expense risk	2	256	174	551	314
Administrative charges		31	21	66	38

Total expenses	2	287	195	617	352

NET INVESTMENT LOSS	(2)	(271)	(195)	(617)	(352)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	13	37,218	4,397	20,234	(28,988)	(1)
Realized gain distributions

Net realized gain (loss)	13	37,218	4,397	20,234	(28,988)	(1)

Change in net unrealized appreciation (depreciation)on investments	35	(8)	(23,929)			7

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46	$36,939	$(19,727)	$19,617	$(29,340)	$6

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)		0.08%

INVESTMENT INCOME RATIO (2009)

INVESTMENT INCOME RATIO (2008)

INVESTMENT INCOME RATIO (2007)		0.02%

INVESTMENT INCOME RATIO (2006)		0.08%

(1)	For the period January 14, 2010 to December 31, 2010.
(2)	For the period August 19, 2010 to December 31, 2010.
(3)	For the period October 29, 2010 to December 31, 2010.
(4)	For the period January 15, 2010 to May 27, 2010.
(5)	For the period June 18, 2010 to December 13, 2010.
(6)	For the period January 1, 2010 to January 15, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PROFUND VP TELECOMMUNICATIONS PORTFOLIO	PROFUND VP U.S. GOVERNMENT PLUS PORTFOLIO	PROFUND VP ULTRA BULL PORTFOLIO	PROFUND VP ULTRA MIDCAP PORTFOLIO		PROFUND VP ULTRA NASDAQ- 100 PORTFOLIO	PROFUND VP ULTRA SMALL- CAP PORTFOLIO
	(1)	(2)	(3)			(3)	(4)

INVESTMENT INCOME:
Dividends	$	$176	$0	$		$	$

EXPENSES:
Mortality and expense risk		385	30,738		5,998	17,121	8,920
Administrative charges		46	3,689		720	2,055	1,070

Total expenses		431	34,427		6,718	19,176	9,990

NET INVESTMENT LOSS		(255)	(34,427)		(6,718)	(19,176)	(9,990)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(495)	93,714	2,251,754		145,585	2,357,002	773,427
Realized gain distributions

Net realized gain (loss)	(495)	93,714	2,251,754		145,585	2,357,002	773,427

Change in net unrealized depreciation on investments	474				8	(15)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21)	$93,459	$2,217,327		$138,875	$2,337,811	$763,435

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)		0.43%

INVESTMENT INCOME RATIO (2009)	7.47%	0.04%

INVESTMENT INCOME RATIO (2008)	7.07%	2.01%	2.00%		4.73%		0.04%

INVESTMENT INCOME RATIO (2007)	0.36%	2.00%	0.64%		0.26%		1.17%

INVESTMENT INCOME RATIO (2006)	2.11%	6.67%	0.00%				0.00%

(1)	For the period January 1, 2010 to January 15, 2010.
(2)	For the period January 28, 2010 to November 4, 2010.
(3)	For the period January 4, 2010 to December 31, 2010.
(4)	For the period January 5, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO		SELIGMAN SMALLER-CAP VALUE PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP WORLDWIDE MULTI- MANAGERS ALTERNATIVES FUND

INVESTMENT INCOME:
Dividends	$		$		$		$3,934	$2,582	$

EXPENSES:
Mortality and expense risk		53,517		353		10,151	8,276	9,221		18
Administrative charges		5,931		35		1,180	834	871		2

Total expenses		59,448		388		11,331	9,110	10,092		20

NET INVESTMENT LOSS		(59,448)		(388)		(11,331)	(5,176)	(7,510)		(20)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		325,132		27		(68,985)	(38,177)	(1,033)		(10)
Realized gain distributions

Net realized gain (loss)		325,132		27		(68,985)	(38,177)	(1,033)		(10)

Change in net unrealized appreciation (depreciation)on investments		264,802		3,877		273,692	183,126	197,911		60

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$530,486		$3,516		$193,376	$139,773	$189,368		$30

INVESTMENT INCOME RATIOS (See Note 4)

INVESTMENT INCOME RATIO (2010)							0.59%	0.35%

INVESTMENT INCOME RATIO (2009)							0.16%	0.30%		0.87%

INVESTMENT INCOME RATIO (2008)								0.27%		0.14%

INVESTMENT INCOME RATIO (2007)							0.42%	0.11%		0.70%

INVESTMENT INCOME RATIO (2006)							0.47%	0.06%

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(21,641)	$(28,839)	$(9,271)	$(9,469)	$(37,350)	$(33,519)
Net realized gain (loss)	149,616	83,122	35,211	(5,746)	(233,842)	(918,076)
Change in net unrealized appreciation (depreciation)on investments	114,432	765,759	135,250	511,657	715,617	1,942,081

Increase in net assets resulting from operations	242,407	820,042	161,190	496,442	444,425	990,486

CONTRACT TRANSACTIONS:
Purchase payments received	6,330	5,400	14,240	13,949	11,948	9,380
Transfers for contract benefits and terminations	(264,938)	(331,103)	(137,194)	(166,473)	(338,769)	(363,927)
Net transfers	(113,732)	(324,828)	(21,719)	(56,169)	(4,726)	(283,551)

Decrease in net assets resulting from contract transactions	(372,340)	(650,531)	(144,673)	(208,693)	(331,547)	(638,098)

Total increase (decrease) in net assets	(129,933)	169,511	16,517	287,749	112,878	352,388

NET ASSETS:
Beginning of period	2,335,949	2,166,438	1,505,559	1,217,810	2,838,402	2,486,014

End of period	$2,206,016	$2,335,949	$1,522,076	$1,505,559	$2,951,280	$2,838,402

CHANGES IN UNITS OUTSTANDING:
Units issued	634	1,905	299	714	1,414	3,634
Units redeemed	(8,259)	(20,095)	(2,765)	(5,241)	(9,308)	(24,709)

Net decrease	(7,625)	(18,190)	(2,466)	(4,527)	(7,894)	(21,075)

The accompanying notes are an integral part of these financial statements.

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALGER0 SMALL CAP GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND		DREYFUS VIF APPRECIATION PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,050)	$(4,186)	$(1,921)	$(1,494)	$3,372	$5,712
Net realized gain (loss)	25,078	(9,175)	3,386	(11,363)	(3,715)	11,257
Change in net unrealized appreciation (depreciation) on investments	44,966	120,927	43,086	103,714	50,698	62,136

Increase in net assets resulting from operations	65,994	107,566	44,551	90,857	50,355	79,105

CONTRACT TRANSACTIONS:
Purchase payments received	1,268	950	0	150	0	34
Transfers for contract benefits and terminations	(27,898)	(57,406)	(30,385)	(23,995)	(54,647)	(92,836)
Net transfers	(52,200)	(36,848)	(7,420)	(25,460)	(20,626)	(13,591)

Decrease in net assets resulting from contract transactions	(78,830)	(93,304)	(37,805)	(49,305)	(75,273)	(106,393)
Total increase (decrease) in net assets	(12,836)	14,262	6,746	41,552	(24,918)	(27,288)

NET ASSETS:
Beginning of period	326,150	311,888	377,195	335,643	433,712	461,000

End of period	$313,314	$326,150	$383,941	$377,195	$408,794	$433,712

CHANGES IN UNITS OUTSTANDING:
Units issued	548	363	0	273	0	2
Units redeemed	(2,017)	(2,766)	(1,411)	(2,719)	(2,040)	(3,368)

Net decrease	(1,469)	(2,403)	(1,411)	(2,446)	(2,040)	(3,366)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH & INCOME PORTFOLIO		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(784)	$(300)	$6,216	$18,710	$(3,242)	$885
Net realized loss	(8,005)	(25,244)	(6,584)	(118,763)	(70,402)	(217,837)
Change in net unrealized appreciation (depreciation) on investments	65,644	111,803	227,828	553,229	277,102	678,508

Increase in net assets resulting from operations	56,855	86,259	227,460	453,176	203,458	461,556

CONTRACT TRANSACTIONS:
Purchase payments received	3,995	1,221	7,032	6,387	8,182	8,741
Transfers for contract benefits and terminations	(55,984)	(56,057)	(300,130)	(352,736)	(373,130)	(186,787)
Net transfers	(9,279)	(8,731)	(21,568)	63,815	(84,586)	(125,244)

Decrease in net assets resulting from contract transactions	(61,268)	(63,567)	(314,666)	(282,534)	(449,534)	(303,290)

Total increase (decrease) in net assets	(4,413)	22,692	(87,206)	170,642	(246,076)	158,266

NET ASSETS:
Beginning of period	386,868	364,176	2,021,694	1,851,052	1,787,795	1,629,529

End of period	$382,455	$386,868	$1,934,488	$2,021,694	$1,541,719	$1,787,795

CHANGES IN UNITS OUTSTANDING:
Units issued	220	62	725	4,316	1,234	3,817
Units redeemed	(2,530)	(3,005)	(9,995)	(14,688)	(13,570)	(14,666)

Net decrease	(2,310)	(2,943)	(9,270)	(10,372)	(12,336)	(10,849)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(905)	$(714)	$(23,154)	$(18,624)	$50,557	$49,968
Net realized gain (loss)	2,323	(7,762)	28,830	(116,609)	(12,308)	(21,637)
Change in net unrealized appreciation (depreciation) on investments	14,163	38,750	432,672	579,789	60,188	231,728

Increase in net assets resulting from operations	15,581	30,274	438,348	444,556	98,437	260,059

CONTRACT TRANSACTIONS:
Purchase payments received	1,723	599	15,023	18,383
Transfers for contract benefits and terminations	(50,314)	(23,060)	(249,712)	(257,633)	(43,314)	(64,412)
Net transfers	(2,007)	19,091	(26,649)	(115,014)	(76,894)	3,870

Decrease in net assets resulting from contract transactions	(50,598)	(3,370)	(261,338)	(354,264)	(120,208)	(60,542)

Total increase (decrease) in net assets	(35,017)	26,904	177,010	90,292	(21,771)	199,517

NET ASSETS:
Beginning of period	95,695	68,791	2,143,610	2,053,318	845,332	645,815

End of period	$60,678	$95,695	$2,320,620	$2,143,610	$823,561	$845,332

CHANGES IN UNITS OUTSTANDING:
Units issued	859	1,750	503	2,968	849	203
Units redeemed	(3,830)	(1,969)	(5,659)	(12,357)	(3,697)	(2,037)

Net decrease	(2,971)	(219)	(5,156)	(9,389)	(2,848)	(1,834)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP MONEY MARKET PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,969	$15,993	$17,448	$69,012	$(22,376)	$(16,324)
Net realized gain (loss)	32,221	(116,915)	11,260	(5,179)	1,025
Change in net unrealized appreciation (depreciation) on investments	142,624	365,831	25,198	59,597

Increase (decrease) in net assets resulting from operations	181,814	264,909	53,906	123,430	(21,351)	(16,324)

CONTRACT TRANSACTIONS:
Purchase payments received	4,815	11,141	2,892	2,707	10,681	14,014
Transfers for contract benefits and terminations	(186,607)	(282,538)	(192,106)	(135,066)	(665,238)	(715,132)
Net transfers	(39,660)	(169,687)	25,367	23,059	(74,258)	216,554

Decrease in net assets resulting from contract transactions	(221,452)	(441,084)	(163,847)	(109,300)	(728,815)	(484,564)

Total increase (decrease) in net assets	(39,638)	(176,175)	(109,941)	14,130	(750,166)	(500,888)

NET ASSETS:
Beginning of period	1,549,326	1,725,501	938,099	923,969	2,378,749	2,879,637

End of period	$1,509,688	$1,549,326	$828,158	$938,099	$1,628,583	$2,378,749

CHANGES IN UNITS OUTSTANDING:
Units issued	32	187	2,297	2,044	22,580	41,960
Units redeemed	(1,552)	(4,373)	(8,193)	(6,413)	(68,651)	(72,039)

Net decrease	(1,520)	(4,186)	(5,896)	(4,369)	(46,071)	(30,079)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FIDELITY VIP OVERSEAS PORTFOLIO		GARTMORE NVIT DEVELOPING MARKETS FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(544)	$3,938	$(10,731)	$(1,515)	$(1,234)	$758
Net realized loss	(20,057)	(20,146)	(105,818)	(562,347)	(7,673)	(8,269)
Change in net unrealized appreciation (depreciation) on investments	63,601	142,422	239,414	832,525	26,536	37,707

Increase in net assets resulting from operations	43,000	126,214	122,865	268,663	17,629	30,196

CONTRACT TRANSACTIONS:
Purchase payments received			3,491		2,211	1,408
Transfers for contract benefits and terminations	(112,549)	(62,878)	(121,271)	(95,032)	(14,101)	(16,043)
Net transfers	(24,831)	(17,613)	170,099	(218,313)	(15,431)	(191)

Increase (decrease) in net assets resulting from contract transactions	(137,380)	(80,491)	52,319	(313,345)	(27,321)	(14,826)

Total increase (decrease) in net assets	(94,380)	45,723	175,184	(44,682)	(9,692)	15,370

NET ASSETS:
Beginning of period	609,867	564,144	712,120	756,802	208,869	193,499

End of period	$515,487	$609,867	$887,304	$712,120	$199,177	$208,869

CHANGES IN UNITS OUTSTANDING:
Units issued	43	54	3,092	2,485	260	287
Units redeemed	(5,447)	(3,555)	(9,575)	(30,286)	(2,814)	(1,872)

Net decrease	(5,404)	(3,501)	(6,483)	(27,801)	(2,554)	(1,585)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND		JANUS ASPEN FLEXIBLE BOND PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(968)	$(837)	$(53)	$332	$4,270	$1,715
Net realized gain (loss)	1,806	(7,509)	(6,371)	(10,699)	2,900	2,690
Change in net unrealized appreciation (depreciation) on investments	6,560	42,287	12,294	18,710	(2,228)	4,398

Increase in net assets resulting from operations	7,398	33,941	5,870	8,343	4,942	8,803

CONTRACT TRANSACTIONS:
Purchase payments received	1,460	1,365	3,433	2,617	0	0
Transfers for contract benefits and terminations	(15,683)	(25,819)	(12,127)	(15,058)	(24,471)	(42,750)
Net transfers	(16,845)	22,747	(3,774)	0	30,696	(15,324)

Increase (decrease) in net assets resulting from contract transactions	(31,068)	(1,707)	(12,468)	(12,441)	6,225	(58,074)

Total increase (decrease) in net assets	(23,670)	32,234	(6,598)	(4,098)	11,167	(49,271)

NET ASSETS:
Beginning of period	118,483	86,249	58,087	62,185	67,235	116,506

End of period	$94,813	$118,483	$51,489	$58,087	$78,402	$67,235

CHANGES IN UNITS OUTSTANDING:
Units issued	141	2,638	1,466	308	2,381	234
Units redeemed	(3,175)	(3,339)	(2,639)	(1,914)	(2,045)	(3,614)

Net increase (decrease)	(3,034)	(701)	(1,173)	(1,606)	336	(3,380)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO		PROFUND VP BASIC MATERIALS PORTFOLIO	PROFUND VP BEAR PORTFOLIO
	2010	2009	2010	2010	2009
			(1)	(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(3,977)	$(3,937)	$	$(542)	$(22)
Net realized gain (loss)	2,646	(56,308)		20,137	197
Change in net unrealized appreciation (depreciation) on investments	133,616	329,509	7

Increase in net assets resulting from operations	132,285	269,264	7	19,595	175

CONTRACT TRANSACTIONS:
Purchase payments received	1,936	1,456
Transfers for contract benefits and terminations	(46,087)	(149,194)
Net transfers	66,183	5,309	725	(19,595)	(175)

Increase (decrease) in net assets resulting from contract transactions	22,032	(142,429)	725	(19,595)	(175)

Total increase in net assets	154,317	126,835	732	0	0
NET ASSETS:
Beginning of period	542,750	415,915	0	0	0

End of period	$697,067	$542,750	$732	$0	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	2,749	2,149	14	302,951	20,766
Units redeemed	(2,614)	(10,845)		(302,951)	(20,766)

Net increase (decrease)	135	(8,696)	14	0	0

(1)	For the period December 27, 2010 to December 31, 2010.
(2)	For the period May 27, 2010 to December 13, 2010.
(3)	For the period July 16, 2009 to July 20, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PROFUND VP FINANCIALS PORTFOLIO			PROFUND VP HEALTHCARE PORTFOLIO	PROFUND VP INDUSTRIAL PORTFOLIO	PROFUND VP MONEY MARKET PORTFOLIO
	2010		2009	2010	2010	2010	2009
				(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$		$1	$	$	$(787,870)	$(777,111)
Net realized loss		(302)	(31)
Change in net unrealized depreciation on investments		344	70	(6)	(2)

Increase (decrease) in net assets resulting from operations		42	40	(6)	(2)	(787,870)	(777,111)

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(20)
Net transfers		366		1,450	1,450	(14,111,811)	4,782,135

Increase (decrease) in net assets resulting from contract transactions		366	(20)	1,450	1,450	(14,111,811)	4,782,135

Total increase (decrease) in net assets		408	20	1,444	1,448	(14,899,681)	4,005,024

NET ASSETS:
Beginning of period		315	295	0	0	61,400,274	57,395,250

End of period		$723	$315	$1,444	$1,448	$46,500,593	$61,400,274

CHANGES IN UNITS OUTSTANDING:
Units issued		39		57	40	739,671,403	455,328,056
Units redeemed		(19)	(1)			(754,071,569)	(450,493,975)

Net increase (decrease)		20	(1)	57	40	(14,400,166)	4,834,081

(1)	For the period December 27, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PROFUND VP OIL & GAS PORTFOLIO			PROFUND VP PHARMACEUTICALS PORTFOLIO	PROFUND VP PRECIOUS METALS PORTFOLIO	PROFUND VP REAL ESTATE PORTFOLIO
	2010		2009	2010	2010	2010	2009
				(1)	(2)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$		$(8)	$	$(2)	$(271)	$(277)
Net realized gain (loss)		(163)	58		13	37,218	11,301
Change in net unrealized appreciation (depreciation) on investments		209	31	(3)	35	(8)	(1)

Increase (decrease) in net assets resulting from operations		46	81	(3)	46	36,939	11,023

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(43)
Net transfers		798		1,450	1,439	(35,482)	(11,023)

Increase (decrease) in net assets resulting from contract transactions		798	(43)	1,450	1,439	(35,482)	(11,023)

Total increase in net assets		844	38	1,447	1,485	1,457	0

NET ASSETS:
Beginning of period		624	586	0	0	0	0

End of period		$1,468	$624	$1,447	$1,485	$1,457	$0

CHANGES IN UNITS OUTSTANDING:
Units issued		26		63	32	127,868	142,160
Units redeemed		(13)	(1)		(10)	(127,840)	(142,160)

Net increase (decrease)		13	(1)	63	22	28	0

(1)	For the period December 27, 2010 to December 31, 2010.
(2)	For the period January 14, 2010 to December 31, 2010.
(3)	For the period August 19, 2010 to December 31, 2010.
(4)	For the period January 26, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PROFUND VP RISING RATES OPPORTUNITY PORTFOLIO		PROFUND VP SHORT NASDAQ-100 PORTFOLIO		PROFUND VP SHORT SMALL- CAP PORTFOLIO
	2010	2009	2010	2009	2010
	(1)	(2)	(3)	(4)	(5)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(195)	$(687)	$(617)	$(22)	$(352)
Net realized gain (loss)	4,397	3,156	20,234	(3,167)	(28,988)
Change in net unrealized depreciation on investments	(23,929)

Increase (decrease) in net assets resulting from operations	(19,727)	2,469	19,617	(3,189)	(29,340)

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations
Net transfers	1,348,316	(2,469)	(19,617)	3,189	29,340

Increase (decrease) in net assets resulting from contract transactions	1,348,316	(2,469)	(19,617)	3,189	29,340

Total increase in net assets	1,328,589	0	0	0	0

NET ASSETS:
Beginning of period	0	0	0	0	0

End of period	$1,328,589	$0	$0	$0	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	217,018	132,378	632,966	36,637	299,892
Units redeemed	(107,982)	(132,378)	(632,966)	(36,637)	(299,892)

Net increase	109,036	0	0	0	0

(1)	For the period October 29, 2010 to December 31, 2010.
(2)	For the period January 30, 2009 to February 20, 2009.
(3)	For the period January 15, 2010 to May 27, 2010.
(4)	For the period July 16, 2009 to July 20, 2009.
(5)	For the period June 18, 2010 to December 13, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PROFUND VP TECHNOLOGY PORTFOLIO		PROFUND VP TELECOMMUNICATIONS PORTFOLIO		PROFUND VP U.S. GOVERNMENT PLUS PORTFOLIO
	2010	2009	2010	2009	2010	2009
	(1)		(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	$(8)	$	$33	$(255)	$(535)
Net realized gain (loss)	(1)	(7)	(495)	(42)	93,714	55,724
Change in net unrealized depreciation on investments	7	274	474	41

Increase (decrease) in net assets resulting from operations	6	259	(21)	32	93,459	55,189

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(41)		(39)		(1)
Net transfers	(668)		(548)		(93,459)	(55,188)

Decrease in net assets resulting from contract transactions	(668)	(41)	(548)	(39)	(93,459)	(55,189)

Total increase (decrease) in net assets	(662)	218	(569)	(7)	0	0

NET ASSETS:
Beginning of period	662	444	569	576	0	0

End of period	$0	$662	$0	$569	$0	$0

CHANGES IN UNITS OUTSTANDING:
Units issued					241,411	228,548
Units redeemed	(43)	(3)	(43)	(3)	(241,411)	(228,548)

Net decrease	(43)	(3)	(43)	(3)	0	0

(1)	For the period January 1, 2010 to January 15, 2010.
(2)	For the period January 28, 2010 to November 4, 2010.
(3)	For the period January 29, 2009 to December 2, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PROFUND VP ULTRA BULL PORTFOLIO		PROFUND VP ULTRA MIDCAP PORTFOLIO		PROFUND VP ULTRA NASDAQ-100 PORTFOLIO
	2010	2009	2010	2009	2010	2009
	(1)	(2)			(1)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(34,427)	$(18,142)	$(6,718)	$(4,638)	$(19,176)	$(8,152)
Net realized gain	2,251,754	1,914,894	145,585	546,983	2,357,002	1,404,271
Change in net unrealized depreciation on investments		(1)	8	(33)	(15)

Increase in net assets resulting from operations	2,217,327	1,896,751	138,875	542,312	2,337,811	1,396,119

CONTRACT TRANSACTIONS:
Purchase payments received				8
Transfers for contract benefits and terminations				(22)
Net transfers	1,104,145	(1,896,751)	1,855,109	(542,184)	8,956,628	(1,396,119)

Increase (decrease) in net assets resulting from contract transactions	1,104,145	(1,896,751)	1,855,109	(542,198)	8,956,628	(1,396,119)

Total increase in net assets	3,321,472	0	1,993,984	114	11,294,439	0

NET ASSETS:
Beginning of period	0	0	333	219	0	0

End of period	$3,321,472	$0	$1,994,317	$333	$11,294,439	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	24,972,416	19,205,329	7,889,508	9,053,470	71,880,168	54,617,668
Units redeemed	(24,772,125)	(19,205,329)	(7,728,500)	(9,053,472)	(68,955,030)	(54,617,668)

Net increase (decrease)	200,291	0	161,008	(2)	2,925,138	0

(1)	For the period January 4, 2010 to December 31, 2010.
(2)	For the period January 12, 2009 to December 31, 2009.
(3)	For the period January 12, 2009 to December 2, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PROFUND VP ULTRA SMALL-CAP PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
	2010	2009	2010	2009	2010	2009
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(9,990)	$(5,674)	$(59,448)	$(55,619)	$(388)	$(124)
Net realized gain (loss)	773,427	887,345	325,132	259,589	27	(1,345)
Change in net unrealized appreciation (depreciation) on investments	(2)	(1)	264,802	1,603,079	3,877	5,861

Increase in net assets resulting from operations	763,435	881,670	530,486	1,807,049	3,516	4,392

CONTRACT TRANSACTIONS:
Purchase payments received			4,649	7,546
Transfers for contract benefits and terminations			(516,017)	(612,823)	(126)	(8,439)
Net transfers	1,229,448	(881,670)	(125,980)	(387,538)	19,667	5,895

Increase (decrease) in net assets resulting from contract transactions	1,229,448	(881,670)	(637,348)	(992,815)	19,541	(2,544)

Total increase (decrease) in net assets	1,992,883	0	(106,862)	814,234	23,057	1,848

NET ASSETS:
Beginning of period	0	0	4,582,164	3,767,930	10,698	8,850

End of period	$1,992,883	$0	$4,475,302	$4,582,164	$33,755	$10,698

CHANGES IN UNITS OUTSTANDING:
Units issued	6,197,566	5,437,160	959	2,035	986	432
Units redeemed	(6,119,401)	(5,437,160)	(16,018)	(34,252)	(6)	(612)

Net increase (decrease)	78,165	0	(15,059)	(32,217)	980	(180)

(1)	For the period January 5, 2010 to December 31, 2010.
(2)	For the period January 14, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	SELIGMAN SMALLER-CAP VALUE PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(11,331)	$(9,824)	$(5,176)	$(5,383)	$(7,510)	$(7,070)
Net realized loss	(68,985)	(177,186)	(38,177)	(290,643)	(1,033)	(253,391)
Change in net unrealized appreciation (depreciation) on investments	273,692	393,365	183,126	587,844	197,911	543,599

Increase in net assets resulting from operations	193,376	206,355	139,773	291,818	189,368	283,138

CONTRACT TRANSACTIONS:
Purchase payments received	1,441	1,279	1,150		1,447
Transfers for contract benefits and terminations	(108,709)	(131,131)	(41,671)	(39,734)	(51,284)	(150,156)
Net transfers	14,961	(44,540)	(39,452)	31,743	61,740	(248,422)

Increase (decrease) in net assets resulting from contract transactions	(92,307)	(174,392)	(79,973)	(7,991)	11,903	(398,578)

Total increase (decrease) in net assets	101,069	31,963	59,800	283,827	201,271	(115,440)

NET ASSETS:
Beginning of period	792,397	760,434	652,082	368,255	709,217	824,657

End of period	$893,466	$792,397	$711,882	$652,082	$910,488	$709,217

CHANGES IN UNITS OUTSTANDING:
Units issued	4,429	2,053	5,714	8,218	2,951	1,981
Units redeemed	(9,408)	(14,879)	(9,092)	(13,207)	(2,840)	(14,712)

Net increase (decrease)	(4,979)	(12,826)	(3,378)	(4,989)	111	(12,731)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS
	VAN ECK VIP WORLDWIDE MULTI- MANAGERS ALTERNATIVES FUND		VAN ECK VIP WORLDWIDE REAL ESTATE FUND
	2010	2009	2009
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(20)	$(20)	$(1,888)
Net realized gain (loss)	(10)	(794)	(188,617)
Change in net unrealized appreciation (depreciation) on investments	60	1,032	239,308

Increase in net assets resulting from operations	30	218	48,803

CONTRACT TRANSACTIONS:
Purchase payments received			7,928
Transfers for contract benefits and terminations		(9,216)	(17,726)
Net transfers	(299)	1	(190,493)

Decrease in net assets resulting from contract transactions	(299)	(9,215)	(200,291)

Total increase (decrease) in net assets	(269)	(8,997)	(151,488)

NET ASSETS:

Beginning of period	2,340	11,337	151,488

End of period	$2,071	$2,340	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	138		709
Units redeemed	(171)	(1,019)	(11,591)

Net increase (decrease)	(33)	(1,019)	(10,882)

(1)	For the period January 1, 2009 to December 21, 2009.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Varifund Variable Annuity Series Account (the Series Account), formerly, Variable Annuity Account I Series Account, a separate account of Canada Life Insurance Company of America (CLICA), was established on July 22, 1988 to receive and invest premium payments under variable annuity policies issued by CLICA. On July 10, 2003, Great-West Life & Annuity Insurance Company (the Company) acquired CLICA. On September 30, 2009, CLICA merged into and with the Company, and the Company acquired from CLICA all of CLICA’s assets and became directly liable for CLICA’s liabilities and obligations with respect to Policies issued by CLICA then outstanding. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. No new contracts funded by the Series Account are offered to the public and the Company does not contemplate such an offering in the future. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account. During 2010, the Gartmore NVIT Developing Markets Fund and the Janus Aspen Overseas Portfolio received $175,890 and $17,891, respectively, in restitution payments from an SEC settlement with Millennium Partners. These amounts are included in Net transfers on the accompanying Statement of Changes in Net Assets.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

Investment Division	Purchases	Sales

Alger Capital Appreciation Portfolio	$37,391	$431,389
Alger Large Cap Growth Portfolio	25,218	179,164
Alger Mid Cap Growth Portfolio	55,817	424,704
Alger Small Cap Growth Portfolio	28,985	111,867
Dreyfus Socially Responsible Growth Fund	3,118	42,844
Dreyfus VIF Appreciation Portfolio	8,869	80,772
Dreyfus VIF Growth & Income Portfolio	8,817	71,423
Fidelity VIP Asset Manager Portfolio	56,849	355,817
Fidelity VIP Contrafund Portfolio	62,517	514,674
Fidelity VIP Growth Opportunities Portfolio	14,382	65,890

Fidelity VIP Growth Portfolio	33,268	310,662
Fidelity VIP High Income Portfolio	96,851	166,504
Fidelity VIP Index 500 Portfolio	59,847	245,173
Fidelity VIP Investment Grade Bond Portfolio	100,328	237,794
Fidelity VIP Money Market Portfolio	364,114	1,114,217
Fidelity VIP Overseas Portfolio	8,484	145,508
Gartmore NVIT Developing Markets Fund	246,935	205,327
Goldman Sachs VIT Large Cap Value Fund	3,885	32,441
Goldman Sachs VIT Strategic Growth Fund	1,731	33,770
Goldman Sachs VIT Structured U.S. Equity Fund	14,868	27,390
Janus Aspen Flexible Bond Portfolio	51,682	40,888
Janus Aspen Overseas Portfolio	89,620	71,548
Profund VP Basic Materials Portfolio	725	0
Profund VP Bear Portfolio	6,393,720	6,413,857
Profund VP Financials Portfolio	726	360
Profund VP Healthcare Portfolio	1,450	0
Profund VP Industrial Portfolio	1,450	0
Profund VP Money Market Portfolio	726,315,162	741,215,131
Profund VP Oil & Gas Portfolio	1,450	652
Profund VP Pharmaceuticals Portfolio	1,450	0
Profund VP Precious Metals Portfolio	2,006	569
Profund VP Real Estate Portfolio	6,235,715	6,271,514
Profund VP Rising Rates Opportunity Portfolio	2,601,154	1,252,982
Profund VP Short Nasdaq-100 Portfolio	7,045,176	7,065,410
Profund VP Short Small-Cap Portfolio	2,628,329	2,599,341
Profund VP Technology Portfolio	0	668
Profund VP Telecommunications Portfolio	0	548
Profund VP U.S. Government Plus Portfolio	9,884,264	9,977,978
Profund VP Ultra Bull Portfolio	349,628,394	348,558,491
Profund VP Ultra Midcap Portfolio	77,319,214	75,470,666
Profund VP Ultra Nasdaq-100 Portfolio	224,442,794	215,505,189
Profund VP Ultra Small-Cap Portfolio	120,693,358	119,473,768
Seligman Communications & Information Portfolio	38,095	734,905
Seligman Global Technology Portfolio	19,671	515
Seligman Smaller-Cap Value Portfolio	84,390	188,017
Van Eck VIP Emerging Markets Fund	169,369	254,511
Van Eck VIP Global Hard Assets Fund	149,346	144,933
Van Eck VIP Worldwide Multi-Managers Alternatives Fund	1,450	1,769

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts an annual maintenance charge of $30, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Transfers for contract benefits and terminations in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each participant’s account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners’ accounts or of the Series Account. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account a maximum fee of 6% of an amount withdrawn that is deemed to be premium. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks and Administrative Charges

The Company assumes mortality and expense risks related to the operations of the Series Account and deducts a daily charge from the unit value of each Investment Division equal to an effective annual rate of 1.25% to 1.40%, depending on the contract. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration for certain contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, on the Statement of Operations of the applicable Investment Divisions.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not in force for the full year.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests. The Investment Income Ratios for each of the Investment Divisions are disclosed on the Statement of Operations.

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest
ALGER CAPITAL APPRECIATION PORTFOLIO
2010	40	$53.91	to	$56.50	$2,206	1.25%	to	1.55%	12.27%	to	12.62%
2009	48	$48.02	to	$50.17	$2,336	1.25%	to	1.55%	48.76%	to	49.23%
2008	66	$32.28	to	$33.62	$2,166	1.25%	to	1.55%	(45.97)%	to	(45.82)%
2007	85	$59.75	to	$62.05	$5,149	1.25%	to	1.55%	31.46%	to	31.88%
2006	102	$45.45	to	$47.05	$4,727	1.25%	to	1.55%	17.44%	to	17.77%
ALGER LARGE CAP GROWTH PORTFOLIO
2010	23	$63.54	to	$67.81	$1,522	1.25%	to	1.55%	11.65%	to	11.97%
2009	26	$56.91	to	$60.56	$1,506	1.25%	to	1.55%	45.29%	to	45.75%
2008	30	$39.17	to	$41.55	$1,218	1.25%	to	1.55%	(46.98)%	to	(46.83)%
2007	36	$73.88	to	$78.14	$2,750	1.25%	to	1.55%	18.09%	to	18.45%
2006	48	$62.56	to	$65.97	$3,117	1.25%	to	1.55%	3.52%	to	3.84%
ALGER MID CAP GROWTH PORTFOLIO
2010	60	$47.86	to	$50.45	$2,951	1.25%	to	1.55%	17.53%	to	17.90%
2009	68	$40.72	to	$42.79	$2,838	1.25%	to	1.55%	49.38%	to	49.82%
2008	89	$27.26	to	$28.56	$2,486	1.25%	to	1.55%	(59.00)%	to	(58.88)%
2007	109	$66.49	to	$69.45	$7,472	1.25%	to	1.55%	29.53%	to	29.91%
2006	138	$51.33	to	$53.46	$7,262	1.25%	to	1.55%	8.45%	to	8.79%
ALGER SMALL CAP GROWTH PORTFOLIO
2010	5	$60.37	to	$64.62	$313	1.25%	to	1.55%	23.38%	to	23.75%
2009	6	$48.93	to	$52.22	$326	1.25%	to	1.55%	43.28%	to	43.70%
2008	9	$34.15	to	$36.34	$312	1.25%	to	1.55%	(47.44)%	to	(47.26)%
2007	12	$64.97	to	$68.91	$804	1.25%	to	1.55%	15.46%	to	15.78%
2006	18	$56.27	to	$59.52	$1,029	1.25%	to	1.55%	17.92%	to	18.54%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
2010	13	$28.34	to	$31.17	$384	1.25%	to	1.55%	13.04%	to	13.39%
2009	14	$25.07	to	$27.49	$377	1.25%	to	1.55%	31.67%	to	32.10%
2008	16	$19.04	to	$20.81	$336	1.25%	to	1.55%	(35.41)%	to	(35.23)%
2007	20	$29.48	to	$32.13	$642	1.25%	to	1.55%	6.12%	to	6.43%
2006	27	$27.78	to	$30.19	$809	1.25%	to	1.55%	7.51%	to	7.86%
DREYFUS VIF APPRECIATION PORTFOLIO
2010	10	$40.28	to	$42.63	$409	1.25%	to	1.55%	13.56%	to	13.89%
2009	12	$35.47	to	$37.43	$434	1.25%	to	1.55%	20.65%	to	21.02%
2008	15	$29.40	to	$30.93	$461	1.25%	to	1.55%	(30.63)%	to	(30.42)%
2007	20	$42.38	to	$44.45	$847	1.25%	to	1.55%	5.50%	to	5.81%
2006	29	$40.17	to	$42.01	$1,178	1.25%	to	1.55%	14.44%	to	15.03%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2010	13	$28.14	to	$31.06	$382	1.25%	to	1.55%	16.81%	to	17.12%
2009	15	$24.09	to	$26.52	$387	1.25%	to	1.55%	26.79%	to	27.19%
2008	18	$19.00	to	$20.85	$364	1.25%	to	1.55%	(41.32)%	to	(41.15)%
2007	24	$32.38	to	$35.43	$830	1.25%	to	1.55%	6.76%	to	7.07%
2006	41	$30.33	to	$33.09	$1,329	1.25%	to	1.55%	12.75%	to	13.13%

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

FIDELITY VIP ASSET MANAGER PORTFOLIO
2010	52	$34.91	to	$37.68	$1,934	1.25%	to	1.55%	12.50%	to	12.85%
2009	62	$31.03	to	$33.39	$2,022	1.25%	to	1.55%	27.12%	to	27.49%
2008	72	$24.41	to	$26.19	$1,851	1.25%	to	1.55%	(29.82)%	to	(29.60)%
2007	93	$34.78	to	$37.20	$3,392	1.25%	to	1.55%	13.73%	to	14.08%
2006	141	$30.58	to	$32.61	$4,522	1.25%	to	1.55%	5.67%	to	5.98%
FIDELITY VIP CONTRAFUND PORTFOLIO
2010	36	$40.95	to	$43.00	$1,542	1.25%	to	1.55%	15.42%	to	15.78%
2009	49	$35.48	to	$37.14	$1,788	1.25%	to	1.55%	33.63%	to	34.03%
2008	60	$26.55	to	$27.71	$1,630	1.25%	to	1.55%	(43.41)%	to	(43.24)%
2007	77	$46.92	to	$48.82	$3,691	1.25%	to	1.55%	15.82%	to	16.16%
2006	108	$40.51	to	$42.03	$4,502	1.25%	to	1.55%	9.75%	to	10.31%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2010	3	$18.34	to	$19.20	$61	1.25%	to	1.55%	21.86%	to	22.22%
2009	6	$15.05	to	$15.71	$96	1.25%	to	1.55%	43.61%	to	44.00%
2008	6	$10.48	to	$10.91	$69	1.25%	to	1.55%	(55.71)%	to	(55.56)%
2007	11	$23.66	to	$24.55	$256	1.25%	to	1.55%	21.27%	to	21.66%
2006	13	$19.51	to	$20.18	$267	1.25%	to	1.55%	3.83%	to	4.13%
FIDELITY VIP GROWTH PORTFOLIO
2010	39	$56.55	to	$61.17	$2,321	1.25%	to	1.55%	22.27%	to	22.63%
2009	44	$46.25	to	$49.88	$2,144	1.25%	to	1.55%	26.30%	to	26.70%
2008	54	$36.62	to	$39.37	$2,053	1.25%	to	1.55%	(47.99)%	to	(47.83)%
2007	66	$70.41	to	$75.46	$4,867	1.25%	to	1.55%	25.02%	to	25.39%
2006	85	$56.32	to	$60.18	$4,963	1.25%	to	1.55%	5.00%	to	5.52%
FIDELITY VIP HIGH INCOME PORTFOLIO
2010	19	$40.38	to	$45.50	$824	1.25%	to	1.55%	12.07%	to	12.40%
2009	22	$36.03	to	$40.48	$845	1.25%	to	1.55%	41.74%	to	42.18%
2008	23	$25.42	to	$28.47	$646	1.25%	to	1.55%	(26.15)%	to	(25.92)%
2007	39	$34.42	to	$38.43	$1,451	1.25%	to	1.55%	1.21%	to	1.51%
2006	54	$34.01	to	$37.86	$1,990	1.25%	to	1.55%	9.53%	to	9.87%
FIDELITY VIP INDEX 500 PORTFOLIO
2010	9	$150.70	to	$167.51	$1,510	1.25%	to	1.55%	13.26%	to	13.60%
2009	11	$133.06	to	$147.46	$1,559	1.25%	to	1.55%	24.66%	to	25.03%
2008	15	$106.74	to	$117.94	$1,726	1.25%	to	1.55%	(37.97)%	to	(37.78)%
2007	22	$172.08	to	$189.56	$4,078	1.25%	to	1.55%	3.82%	to	4.13%
2006	30	$165.75	to	$182.05	$5,300	1.25%	to	1.55%	13.95%	to	14.30%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2010	29	$30.84	to	$29.09	$828	1.25%	to	1.55%	6.13%	to	6.44%
2009	35	$29.06	to	$27.33	$938	1.25%	to	1.55%	13.96%	to	14.30%
2008	39	$25.50	to	$23.91	$924	1.25%	to	1.55%	(4.74)%	to	(4.44)%
2007	60	$26.77	to	$25.02	$1,488	1.25%	to	1.55%	2.76%	to	3.05%
2006	82	$26.05	to	$24.28	$1,964	1.25%	to	1.55%	2.60%	to	3.06%

(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

FIDELITY VIP MONEY MARKET PORTFOLIO
2010	103	$13.74	to	$16.16	$1,629	1.25%	to	1.55%	(1.29) %	to	(0.98) %
2009	149	$13.92	to	$16.32	$2,379	1.25%	to	1.55%	(0.85) %	to	(0.55) %
2008	179	$14.04	to	$16.41	$2,880	1.25%	to	1.55%	1.45%	to	1.74%
2007	148	$13.84	to	$16.13	$2,351	1.25%	to	1.55%	3.59%	to	3.86%
2006	200	$13.36	to	$15.53	$3,047	1.25%	to	1.55%	3.25%	to	3.60%
FIDELITY VIP OVERSEAS PORTFOLIO
2010	17	$28.78	to	$31.04	$515	1.25%	to	1.55%	11.38%	to	11.74%
2009	23	$25.84	to	$27.78	$610	1.25%	to	1.55%	24.59%	to	24.97%
2008	26	$20.74	to	$22.23	$564	1.25%	to	1.55%	(44.66) %	to	(44.51) %
2007	33	$37.48	to	$40.06	$1,305	1.25%	to	1.55%	15.50%	to	15.85%
2006	47	$32.45	to	$34.58	$1,590	1.25%	to	1.55%	16.27%	to	16.63%
GARTMORE NVIT DEVELOPING MARKETS FUND
2010	33	$26.04	to	$27.33	$887	1.25%	to	1.55%	48.46%	to	49.18%
2009	40	$17.54	to	$18.32	$712	1.25%	to	1.55%	59.74%	to	60.14%
2008	67	$10.98	to	$11.44	$757	1.25%	to	1.55%	(58.50) %	to	(58.37) %
2007	84	$26.46	to	$27.48	$2,273	1.25%	to	1.55%	41.27%	to	41.72%
2006	136	$18.73	to	$19.39	$2,592	1.25%	to	1.55%	32.55%	to	32.81%
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2010	17	$11.47	to	$11.92	$199	1.25%	to	1.55%	9.45%	to	9.76%
2009	20	$10.48	to	$10.86	$209	1.25%	to	1.55%	16.57%	to	16.90%
2008	21	$8.99	to	$9.29	$193	1.25%	to	1.55%	(35.56) %	to	(35.35) %
2007	27	$13.95	to	$14.37	$377	1.25%	to	1.55%	(0.07) %	to	0.21%
2006	52	$13.96	to	$14.34	$738	1.25%	to	1.55%	20.76%	to	21.11%
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2010	8	$11.17	to	$11.60	$95	1.25%	to	1.55%	8.98%	to	9.33%
2009	11	$10.25	to	$10.61	$118	1.25%	to	1.55%	45.60%	to	45.94%
2008	12	$7.04	to	$7.27	$86	1.25%	to	1.55%	(42.67) %	to	(42.48) %
2007	15	$12.28	to	$12.64	$188	1.25%	to	1.55%	8.38%	to	8.78%
2006	24	$11.33	to	$11.62	$271	1.25%	to	1.55%	6.89%	to	7.20%
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
2010	5	$11.01	to	$11.45	$51	1.25%	to	1.55%	11.10%	to	11.49%
2009	6	$9.91	to	$10.27	$58	1.25%	to	1.55%	19.25%	to	19.70%
2008	7	$8.31	to	$8.58	$62	1.25%	to	1.55%	(37.94) %	to	(37.87) %
2007	12	$13.39	to	$13.81	$162	1.25%	to	1.55%	(3.18) %	to	(2.75) %
2006	20	$13.83	to	$14.20	$283	1.25%	to	1.55%	11.17%	to	11.55%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2010	4	$19.33	to	$19.98	$78	1.25%	to	1.55%	6.09%	to	6.39%
2009	4	$18.22	to	$18.78	$67	1.25%	to	1.55%	11.23%	to	11.59%
2008	7	$16.38	to	$16.83	$117	1.25%	to	1.55%	4.07%	to	4.40%
2007	8	$15.74	to	$16.12	$128	1.25%	to	1.55%	5.14%	to	5.43%
2006	8	$14.97	to	$15.29	$119	1.25%	to	1.55%	2.39%	to	2.76%

(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31									For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value lowest to highest					Net Assets (000s)		Expense Ratio lowest to highest			Total Return lowest to highest

JANUS ASPEN OVERSEAS PORTFOLIO
2010	24			$27.89	to		$29.09	$697		1.25%	to	1.55%	27.47%	to	27.87%
2009	24			$21.88	to		$22.75	$553		1.25%	to	1.55%	76.74%	to	77.32%
2008	33			$12.38	to		$12.83	$416		1.25%	to	1.55%	(52.84)%	to	(52.71) %
2007	44			$26.25	to		$27.13	$1,173		1.25%	to	1.55%	26.32%	to	26.72%
2006	68			$20.78	to		$21.41	$1,444		1.25%	to	1.55%	44.81%	to	45.25%
PROFUND VP BASIC MATERIALS PORTFOLIO (Effective date 06/30/2003)
2010	0	*		$52.29	to		$52.29	$1		1.40%	to	1.40%	27.87%	to	27.87%
PROFUND VP FINANCIALS PORTFOLIO
2010	0	*		$18.54	to		$18.54	$1		1.40%	to	1.40%	11.82%	to	11.82%
2009	0	*		$16.58	to		$16.58	$0	*	1.40%	to	1.40%	11.88%	to	11.88%
2008	0	*		$14.82	to		$14.82	$0	*	1.40%	to	1.40%	(51.12)%	to	(51.12) %
2007	0	*		$30.32	to		$30.32	$1		1.40%	to	1.40%	(20.36)%	to	(20.36) %
2006	0	*		$38.07	to		$38.07	$2		1.40%	to	1.40%	15.61%	to	15.61%
PROFUND VP HEALTHCARE PORTFOLIO (Effective date 06/30/2003)
2010	0	*		$25.33	to		$25.33	$1		1.40%	to	1.40%	1.44%	to	1.44%
PROFUND VP INDUSTRIAL PORTFOLIO (Effective date 06/30/2003)
2010	0	*		$36.20	to		$36.20	$1		1.40%	to	1.40%	22.00%	to	22.00%
PROFUND VP MONEY MARKET PORTFOLIO
2010	47,633			$0.98	to		$0.98	$46,501		1.40%	to	1.40%	(1.01)%	to	(1.01) %
2009	62,033			$0.99	to		$0.99	$61,400		1.40%	to	1.40%	(1.00)%	to	(1.00) %
2008	57,199			$1.00	to		$1.00	$57,395		1.40%	to	1.40%	(0.99)%	to	(0.99) %
2007	51,577			$1.01	to		$1.01	$52,046		1.40%	to	1.40%	2.02%	to	2.02%
2006	40,034			$0.99	to		$0.99	$39,474		1.40%	to	1.40%	3.13%	to	3.13%
PROFUND VP OIL & GAS PORTFOLIO
2010	0	*		$56.46	to		$56.46	$1		1.40%	to	1.40%	17.63%	to	17.63%
2009	0	*		$48.00	to		$48.00	$1		1.40%	to	1.40%	10.68%	to	10.68%
2008	0	*		$43.37	to		$43.37	$1		1.40%	to	1.40%	(37.81)%	to	(37.81) %
2007	0	*		$69.74	to		$69.74	$1		1.40%	to	1.40%	30.70%	to	30.70%
2006	0	*		$53.36	to		$53.36	$2		1.40%	to	1.40%	18.87%	to	18.87%
PROFUND VP PHARMACEUTICALS PORTFOLIO (Effective date 06/30/2003)
2010	0	*		$22.97	to		$22.97	$1		1.40%	to	1.40%	(0.95) %	to	(0.95) %
PROFUND VP PRECIOUS METALS PORTFOLIO (Effective date 06/30/2003) 2010	0	*		$67.50	to		$67.50	$1		1.40%	to	1.40%	31.07%	to	31.07%
PROFUND VP REAL ESTATE PORTFOLIO (Effective date 06/30/2003)
2010	0	*		$52.04	to		$52.04	$1		1.40%	to	1.40%	22.98%	to	22.98%
2009	0	*	$	N/A	to	$	N/A	$0	*	1.40%	to	1.40%	(69.82)%	to	(69.82) %

(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31									For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value lowest to highest					Net Assets (000s)		Expense Ratio lowest to highest			Total Return lowest to highest

PROFUND VP RISING RATES OPPORTUNITY PORTFOLIO (Effective date 06/30/2003)
2010	109			$12.18	to		$12.18	$1,329		1.40%	to	1.40%	(17.20) %	to	(17.20) %
PROFUND VP ULTRA BULL PORTFOLIO (Effective date 06/30/2003)
2010	200			$16.58	to		$16.58	$3,321		1.40%	to	1.40%	20.41%	to	20.41%
2009	0	*	$	N/A	to	$	N/A	$0	*	1.40%	to	1.40%	3.63%	to	3.63%
PROFUND VP ULTRA MIDCAP PORTFOLIO
2010	161			$12.38	to		$12.38	$1,994		1.40%	to	1.40%	48.62%	to	48.62%
2009	0	*		$8.33	to		$8.33	$0	*	1.40%	to	1.40%	62.38%	to	62.38%
2008	0	*		$5.13	to		$5.13	$0	*	1.40%	to	1.40%	(67.94) %	to	(67.94) %
2007	0	*		$16.00	to		$16.00	$1		1.40%	to	1.40%	4.44%	to	4.44%
2006	0	*		$15.32	to		$15.32	$1		1.40%	to	1.40%	9.35%	to	9.35%
PROFUND VP ULTRA NASDAQ-100 PORTFOLIO (Effective date 06/30/2003)
2010	2,925			$3.86	to		$3.86	$11,294		1.40%	to	1.40%	33.10%	to	33.10%
PROFUND VP ULTRA SMALL-CAP PORTFOLIO (Effective date 06/30/2003)
2010	78			$25.50	to		$25.50	$1,993		1.40%	to	1.40%	46.38%	to	46.38%
2009	0	*	$	N/A	to	$	N/A	$0	*	1.40%	to	1.40%	(20.63) %	to	(20.63) %
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
2010	93			$46.04	to		$49.01	$4,475		1.25%	to	1.55%	13.26%	to	13.61%
2009	108			$40.65	to		$43.14	$4,582		1.25%	to	1.55%	57.44%	to	57.91%
2008	141			$25.82	to		$27.32	$3,768		1.25%	to	1.55%	(37.21) %	to	(37.02) %
2007	196			$41.12	to		$43.38	$8,345		1.25%	to	1.55%	13.59%	to	13.95%
2006	254			$36.20	to		$38.07	$9,503		1.25%	to	1.55%	20.47%	to	20.82%
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
2010	2			$21.65	to		$22.37	$34		1.25%	to	1.55%	13.35%	to	13.67%
2009	1			$19.10	to		$19.68	$11		1.25%	to	1.55%	59.57%	to	60.13%
2008	1			$11.97	to		$12.29	$9		1.25%	to	1.55%	(41.29) %	to	(41.14) %
2007	6			$20.39	to		$20.88	$121		1.25%	to	1.55%	13.53%	to	13.85%
2006	7			$17.96	to		$18.34	$130		1.25%	to	1.55%	15.87%	to	16.22%
SELIGMAN SMALLER-CAP VALUE PORTFOLIO
2010	41			$21.45	to		$22.08	$893		1.25%	to	1.55%	26.25%	to	26.61%
2009	46			$16.99	to		$17.44	$792		1.25%	to	1.55%	32.94%	to	33.44%
2008	59			$12.78	to		$13.07	$760		1.25%	to	1.55%	(40.50) %	to	(40.35) %
2007	95			$21.48	to		$21.91	$2,071		1.25%	to	1.55%	2.38%	to	2.67%
2006	139			$20.98	to		$21.34	$2,941		1.25%	to	1.55%	19.14%	to	19.48%

(Continued)

VARIFUND VARIABLE ANNUITY SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

VAN ECK VIP EMERGING MARKETS FUND
2010	23		$30.09	to	$31.49	$712	1.25%	to	1.55%	24.91%	to	25.26%
2009	26		$24.09	to	$25.14	$652	1.25%	to	1.55%	109.84%	to	110.55%
2008	31		$11.48	to	$11.94	$368	1.25%	to	1.55%	(65.32)%	to	(65.22)%
2007	44		$33.10	to	$34.33	$1,477	1.25%	to	1.55%	35.49%	to	35.91%
2006	47		$24.43	to	$25.26	$1,162	1.25%	to	1.55%	37.32%	to	37.73%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2010	16		$55.39	to	$59.05	$910	1.25%	to	1.55%	27.25%	to	27.62%
2009	16		$43.53	to	$46.27	$709	1.25%	to	1.55%	55.13%	to	55.58%
2008	28		$28.06	to	$29.74	$825	1.25%	to	1.55%	(46.97)%	to	(46.80)%
2007	29		$52.91	to	$55.90	$1,593	1.25%	to	1.55%	43.12%	to	43.55%
2006	31		$36.97	to	$38.94	$1,168	1.25%	to	1.55%	22.58%	to	22.96%
VAN ECK VIP WORLDWIDE MULTI-MANAGERS ALTERNATIVES FUND
2010	0	*	$10.44	to	$10.68	$2	1.25%	to	1.55%	3.37%	to	3.69%
2009	0	*	$10.10	to	$10.30	$2	1.25%	to	1.55%	12.10%	to	12.45%
2008	1		$9.01	to	$9.16	$11	1.25%	to	1.55%	(14.43)%	to	(14.23)%
2007	1		$10.53	to	$10.68	$12	1.25%	to	1.55%	2.43%	to	2.79%
2006	2		$10.28	to	$10.39	$23	1.25%	to	1.55%	7.08%	to	7.33%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.										(Concluded)